Quarterly Holdings Report
for
Strategic Advisers® Tax-Sensitive Short Duration Fund
Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public
February 29, 2024
TSS-NPRT3-0424
1.9885906.106
Municipal Bonds - 57.8%
	Principal Amount (a)	Value ($)
Alabama - 2.2%
Birmingham Arpt. Auth. Series 2020:
5% 7/1/24 (Build America Mutual Assurance Insured)	325,000	326,740
5% 7/1/25 (Build America Mutual Assurance Insured)	325,000	333,063
Black Belt Energy Gas District:
(Proj. No. 6) Series 2021 B, 4% 12/1/24	1,250,000	1,250,096
(Proj. No.7) Series 2021 C1:
4% 12/1/24	3,000,000	3,000,229
4% 12/1/25	4,000,000	3,999,538
Bonds:
(Proj. No.7):
Series 2021 C1, 4%, tender 12/1/26 (b)	11,350,000	11,364,008
Series 2021 C2, SIFMA Municipal Swap Index + 0.350% 3.59%, tender 12/1/26 (b)(c)	2,350,000	2,273,796
Series 2019 A, 4%, tender 12/1/25 (b)	3,050,000	3,056,026
Series 2022 D2, U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.400% 4.958%, tender 6/1/27 (b)(c)	5,000,000	5,046,314
Series 2022 E, 5%, tender 6/1/28 (b)	2,370,000	2,466,630
Series 2023 D1, 5.5%, tender 2/1/29 (b)	1,000,000	1,064,825
Series 2022 C, 5.25% 6/1/24	735,000	736,998
Series 2022 C1:
5.25% 12/1/24	2,025,000	2,044,184
5.25% 6/1/25	695,000	706,145
5.25% 12/1/25	1,125,000	1,152,096
5.25% 6/1/26	575,000	592,650
Series 2022 E:
5% 6/1/24	1,790,000	1,794,372
5% 6/1/25	825,000	836,056
5% 6/1/26	1,140,000	1,168,929
Series 2023 A:
5% 10/1/24	2,075,000	2,086,934
5% 10/1/25	2,125,000	2,157,092
Series 2023 C, 5.5% 6/1/27	685,000	709,637
Health Care Auth. for Baptist Health Series 2023 A:
5% 11/15/24	1,385,000	1,397,272
5% 11/15/25	1,290,000	1,321,063
Infirmary Health Systems Spl. Care Facilities Fing. Auth. Rev. Series 2016 A, 5% 2/1/26	500,000	511,493
Jefferson County Swr. Rev. Series 2024:
5% 10/1/24	165,000	166,606
5% 10/1/25	740,000	760,294
5% 10/1/26	445,000	465,715
5% 10/1/27	410,000	437,890
Mobile County Board of School Commissioners:
Series 2016 A:
5% 3/1/24	25,000	25,000
5% 3/1/25	100,000	101,683
Series 2016 B, 5% 3/1/24	45,000	45,000
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds:
(Alabama Pwr. Co. Barry Plant Proj.):
Series 2007 C, 3.78%, tender 6/16/26 (b)	740,000	742,263
Series 2008, 3.65%, tender 1/10/25 (b)	12,050,000	12,037,933
Series 2009 E, 1%, tender 6/26/25 (b)	600,000	579,417
Southeast Alabama Gas Supply District:
(Proj. No. 1) Series 2024 A:
5% 4/1/25	3,070,000	3,101,117
5% 4/1/26	1,500,000	1,529,051
Bonds:
(Proj. No. 2) Series 2018 A, 4%, tender 6/1/24 (b)	6,130,000	6,133,412
Series 2018 A, 4%, tender 4/1/24 (b)	4,000,000	4,001,098
Southeast Energy Auth. Rev.:
(Proj. No. 2) Series 2021 B1:
4% 6/1/24	1,090,000	1,089,447
4% 6/1/25	300,000	300,061
(Proj. NO. 5) Series 2023 A:
5% 7/1/24	350,000	350,895
5% 7/1/25	650,000	657,671
5% 7/1/27	1,185,000	1,220,364
5.25% 7/1/28	1,945,000	2,037,610
Univ. of South Alabama Univ. Rev. Series 2021, 4% 4/1/26	500,000	506,690
TOTAL ALABAMA		87,685,403
Alaska - 0.3%
Alaska Hsg. Fin. Corp. Series 2021 A, 3% 6/1/24	400,000	399,278
Alaska Hsg. Fin. Corp. Mtg. Rev. Series 2022 A, 3% 6/1/51	455,000	439,236
Alaska Int'l. Arpts. Revs. Series 2021 C:
5% 10/1/25 (d)	1,980,000	2,019,918
5% 10/1/28 (d)	1,000,000	1,072,283
Alaska Muni. Bond Bank Series 2023 TWO:
5% 12/1/24 (d)	460,000	463,493
5% 12/1/25 (d)	485,000	494,987
5% 12/1/26 (d)	510,000	528,005
Northern Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2021 A:
5% 6/1/24	1,500,000	1,504,622
5% 6/1/25	2,415,000	2,459,987
5% 6/1/26	1,000,000	1,036,995
TOTAL ALASKA		10,418,804
Arizona - 2.7%
Arizona Health Facilities Auth. Rev.:
(Scottsdale Lincoln Hospitals Proj.) Series 2014 A:
5% 12/1/24	45,000	45,503
5% 12/1/26	110,000	111,139
Bonds Series 2015 B:
0.000% x SIFMA Municipal Swap Index 3.49%, tender 11/4/26 (b)(c)	2,105,000	2,073,761
0.000% x SIFMA Municipal Swap Index 3.49%, tender 1/1/46 (b)(c)	395,000	393,692
Arizona Indl. Dev. Auth. Hosp. Rev. Series 2020 A, 5% 2/1/26	750,000	777,190
Bullhead City Excise Taxes Series 2021 2, 0.75% 7/1/25	325,000	309,483
Chandler Indl. Dev. Auth. Indl. Dev. Rev. Bonds (Intel Corp. Proj.):
Series 2007, 4.1%, tender 6/15/28 (b)(d)	570,000	575,538
Series 2019, 5%, tender 6/3/24 (b)(d)	41,475,000	41,540,833
Series 2022 2, 5%, tender 9/1/27 (b)(d)	7,290,000	7,540,390
Coconino County Poll. Cont. Corp. Rev. Bonds (Navada Pwr. Co. Projs.) Series 2017 A, 4.125%, tender 3/31/26 (b)(d)	1,055,000	1,054,322
Glendale Union School District 205 Series A:
5% 7/1/24 (Assured Guaranty Muni. Corp. Insured)	225,000	226,182
5% 7/1/25 (Assured Guaranty Muni. Corp. Insured)	225,000	230,140
Maricopa County Rev. Bonds:
Series 2019 D, 5%, tender 5/15/26 (b)	9,600,000	9,941,990
Series 2023 A1, 5%, tender 5/15/26 (b)	6,040,000	6,251,367
Series 2023 A2, 5%, tender 5/15/28 (b)	2,120,000	2,271,119
Series C, 5%, tender 10/18/24 (b)	1,140,000	1,149,957
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2017 A, 5% 7/1/24 (d)	1,020,000	1,023,634
Series 2018, 5% 7/1/24 (d)	400,000	401,425
Series 2023, 5% 7/1/25 (d)	1,100,000	1,119,389
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2014 B, 5% 7/1/27	400,000	402,037
Phoenix Indl. Solid Waste Disp. Rev. Bonds (Republic Svc., Inc. Proj.) Series 2013, 4.1%, tender 5/1/24 (b)(d)	30,100,000	30,090,088
Yuma Pledged Rev. Series 2021:
4% 7/1/24	300,000	300,598
4% 7/1/25	505,000	510,697
TOTAL ARIZONA		108,340,474
Arkansas - 0.0%
Arkansas Dev. Fin. Auth. Pub. Safety Charges (Arkansas Division of Emergency Mgmt. Proj.) Series 2020, 5% 6/1/24	565,000	567,150
California - 2.7%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds:
Series 2017 G, 2%, tender 4/1/24 (b)	1,120,000	1,118,894
Series 2018 A, 2.625%, tender 4/1/26 (b)	290,000	284,015
Series 2021 B, 0.280% x SIFMA Municipal Swap Index 3.52%, tender 3/7/24 (b)(c)	2,500,000	2,498,717
Series A, 2.95%, tender 4/1/26 (b)	110,000	108,243
Series B, 2.85%, tender 4/1/25 (b)	95,000	94,102
California Cmnty. Choice Fing. Auth. Clean Energy Proj. Rev. Series 2023 C, 5% 10/1/26	625,000	636,390
California Health Facilities Fing. Auth. Rev. Bonds:
(Providence St. Jospeh Health) Series 2016 B3, 2%, tender 10/1/25 (b)	1,250,000	1,211,652
Series 2016 B2, 4%, tender 10/1/24 (b)	7,000,000	6,997,740
Series 2021 A, 3%, tender 8/15/25 (b)	2,665,000	2,664,764
California Hsg. Fin. Agcy. Ltd. Obl Bonds Series 2023 V, 5%, tender 11/1/26 (b)	5,000,000	5,189,730
California Infrastructure and Econ. Dev. Bank Rev. Bonds (Brightline West Passenger Rail Proj.) Series 2020 A, 3.95%, tender 1/30/25 (b)(d)(e)	3,000,000	2,999,583
California Muni. Fin. Auth. Envir. Bonds (Aymium Williams Proj.) Series 2023, 4%, tender 6/26/24 (b)(d)(e)	3,600,000	3,596,109
California Muni. Fin. Auth. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.):
Series 2021 A, 4.7%, tender 4/1/24 (b)(d)	7,200,000	7,201,657
Series 2021 B, 4%, tender 7/15/24 (b)(d)	7,900,000	7,892,366
(Waste Mgmt., Inc. Proj.):
Series 2017 A, 4.25%, tender 12/2/24 (b)(d)	8,750,000	8,733,643
Series 2020 B, 4.8%, tender 6/2/25 (b)(d)	5,250,000	5,279,940
Series 2020, 4.5%, tender 3/1/24 (b)(d)	1,900,000	1,900,000
California Muni. Fin. Auth. Student Hsg. (CHF Davis II, L.L.C. Orchard Park Student Hsg. Proj.) Series 2021, 5% 5/15/24 (Build America Mutual Assurance Insured)	500,000	501,128
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs. INC. Proj.) Series 2023, 4.125%, tender 8/15/24 (b)(d)(e)	5,400,000	5,398,863
California Pub. Fin. Auth. Rev. Series 2021 A, 4% 10/15/24	380,000	379,698
California Pub. Works Board Lease Rev.:
(Various Cap. Projs.) Series 2021 B, 5% 5/1/24	1,095,000	1,098,063
Series 2014 B, 5% 10/1/25	350,000	353,975
California Statewide Cmntys. Dev. Auth. Rev. Series 2007:
3%, tender 7/1/40 (Assured Guaranty Muni. Corp. Insured) (b)	8,275,000	8,275,000
3.8%, tender 7/1/40 (Assured Guaranty Muni. Corp. Insured) (b)	2,175,000	2,175,000
3.8%, tender 7/1/41 (Assured Guaranty Muni. Corp. Insured) (b)	5,525,000	5,525,000
Castaic Lake Wtr. Agcy. Ctfs. of Prtn. Series 1999, 0% 8/1/28 (AMBAC Insured)	225,000	197,229
Fresno Arpt. Rev. Series 2023 A:
5% 7/1/24 (Build America Mutual Assurance Insured) (d)	250,000	250,891
5% 7/1/25 (Build America Mutual Assurance Insured) (d)	500,000	508,813
Long Beach Hbr. Rev. Series 2020 B, 5% 5/15/24 (d)	150,000	150,464
Los Angeles County Dev. Authorities Bonds Series 2023 C, 3.75%, tender 12/1/26 (b)	3,000,000	3,004,968
Los Angeles Dept. Arpt. Rev.:
Series 2015 D, 5% 5/15/25 (d)	1,705,000	1,736,693
Series 2016 B, 5% 5/15/26 (d)	135,000	139,519
Series 2017 A, 5% 5/15/24 (d)	430,000	431,099
Series 2019 A, 5% 5/15/24 (d)	375,000	375,958
Series 2019 D, 5% 5/15/24 (d)	415,000	416,060
Series 2019 E, 4% 5/15/24	200,000	200,358
Series 2020 C, 5% 5/15/24 (d)	250,000	250,639
Series 2021 A, 5% 5/15/27 (d)	1,300,000	1,367,255
Series 2022 C:
5% 5/15/24 (d)	965,000	967,466
5% 5/15/25 (d)	455,000	463,458
5% 5/15/26 (d)	1,205,000	1,245,338
Series 2022 G, 5% 5/15/25 (d)	550,000	560,224
Series 2023 A:
5% 5/15/24 (d)	385,000	385,984
5% 5/15/25 (d)	255,000	259,740
5% 5/15/26 (d)	440,000	454,729
Los Angeles Unified School District Ctfs. of Prtn. Series 2023 A, 5% 10/1/26	3,910,000	4,132,771
Metropolitan Wtr. District of Southern California Wtr. Rev. Bonds Series 2017 C, SIFMA Municipal Swap Index + 0.140% 3.38%, tender 3/7/24 (b)(c)	1,000,000	999,258
Port of Oakland Rev.:
Series 2017 D, 5% 11/1/24 (d)	100,000	100,753
Series 2021 H, 5% 5/1/24 (Escrowed to Maturity) (d)	65,000	65,179
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. Series 2019 B, 5% 7/1/25 (d)	1,000,000	1,018,927
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2019 H, 5% 5/1/25 (d)	680,000	692,174
Series 2022 A, 5% 5/1/26 (d)	2,000,000	2,063,818
Series 2023 A, 5% 5/1/25 (d)	400,000	407,161
San Jose Int. Arpt. Rev.:
Series 2014 A, 5% 3/1/24 (d)	1,955,000	1,955,000
Series 2021 A, 5% 3/1/24 (d)	1,000,000	1,000,000
Series 2021 B, 5% 3/1/24	500,000	500,000
Southern California Pub. Pwr. Auth. Rev. Bonds Series 2020 C, 0.65%, tender 7/1/25 (b)	250,000	241,066
West Contra Costa Unified School District Series 2004 C, 0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	260,000	247,939
Western Placer Unified School District Spl. Tax Series 2020, 2% 6/1/25	1,400,000	1,359,149
TOTAL CALIFORNIA		110,264,352
Colorado - 1.2%
Colorado Bridge Enterprise Rev. Series 2017, 4% 6/30/24 (d)	1,330,000	1,330,321
Colorado Health Facilities Auth. Rev. Bonds:
Bonds:
Series 2018 B, 5%, tender 11/20/25 (b)	7,660,000	7,857,841
Series 2019 B:
5%, tender 8/1/25 (b)	300,000	303,461
5%, tender 8/1/26 (b)	340,000	349,649
Series 2022 B, 5%, tender 8/17/26 (b)	2,155,000	2,247,515
Series 2023 A1, 5%, tender 11/15/28 (b)	3,060,000	3,295,756
Series 2019 A, 5% 1/1/25	1,205,000	1,221,649
Series 2022 A, 5% 11/1/26	400,000	415,616
Colorado Hsg. & Fin. Auth.:
Series 2019 F, 4.25% 11/1/49	105,000	105,109
Series 2019 H, 4.25% 11/1/49	50,000	50,089
Colorado Reg'l. Trans. District (Denver Transit Partners Eagle P3 Proj.) Series 2020, 5% 1/15/25	650,000	656,962
Colorado Univ. Co. Hosp. Auth. Rev. Bonds Series 2019 C, 5%, tender 11/15/24 (b)	300,000	300,701
Denver City & County Arpt. Rev.:
Series 2018 A:
5% 12/1/27 (d)	2,315,000	2,455,248
5% 12/1/29 (d)	185,000	198,307
Series 2020 B1, 5% 11/15/24 (d)	6,775,000	6,836,430
Series 2022 A:
5% 11/15/24 (d)	1,000,000	1,009,067
5% 11/15/25 (d)	1,485,000	1,522,734
Series 2022 C, 5% 11/15/26	800,000	846,433
Series 2022 D:
5% 11/15/24 (d)	4,000,000	4,036,268
5.25% 11/15/26 (d)	775,000	812,614
Series 2023 B, 5% 11/15/25 (d)	3,275,000	3,347,343
E-470 Pub. Hwy. Auth. Rev.:
Bonds Series 2021 B, U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.350% 3.908%, tender 3/1/24 (b)(c)	3,250,000	3,243,627
Series 2020 A:
5% 9/1/24	450,000	453,779
5% 9/1/25	300,000	308,527
Maiker Hsg. Partners Colo Multi Bonds Series 2023, 4.5%, tender 5/1/26 (b)	1,175,000	1,175,819
Univ. of Colorado Enterprise Sys. Rev. Bonds:
Series 2019 C, 2%, tender 10/15/24 (b)	2,500,000	2,479,573
Series 2021 C3A, 2%, tender 10/15/25 (b)	1,360,000	1,323,653
TOTAL COLORADO		48,184,091
Connecticut - 1.0%
Connecticut Gen. Oblig.:
Series 2013 A, 4.23% 3/1/25 (b)	510,000	512,227
Series 2015 B, 3.375% 6/15/29	150,000	150,438
Series 2016 B, 5% 5/15/24	575,000	576,928
Series A, 4% 1/15/25	3,500,000	3,527,340
Series C, 4% 6/1/24	525,000	525,929
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds:
Series 2010 A3, 2.95%, tender 7/1/27 (b)	3,140,000	3,127,097
Series 2010 A4, 1.1%, tender 2/11/25 (b)	5,440,000	5,296,690
Series 2014 B, 1.8%, tender 7/1/24 (b)	545,000	540,459
Series 2015 A, 0.375%, tender 7/12/24 (b)	1,525,000	1,501,669
Series 2017 B2, 3.2%, tender 7/1/26 (b)	2,575,000	2,579,504
Series 2017 C2, 2.8%, tender 2/3/26 (b)	10,400,000	10,255,377
Series 2013 N, 5% 7/1/24	100,000	100,149
Series 2014 A, 5% 7/1/27	390,000	391,664
Series 2019 A, 5% 7/1/26	260,000	261,454
Series 2022 M, 5% 7/1/26	200,000	206,316
Series L1, 4% 7/1/25	600,000	600,192
Series N, 5% 7/1/24	375,000	374,730
Connecticut Hsg. Fin. Auth. Series 2021, 0.45% 11/15/25	700,000	664,087
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2018 B, 5% 10/1/31	500,000	547,947
Series 2022 B, 5% 7/1/24	5,835,000	5,865,851
Hartford Gen. Oblig. Series 2015 C, 5% 7/15/25 (Assured Guaranty Muni. Corp. Insured)	640,000	657,277
New Haven Gen. Oblig. Series 2016 A, 5% 8/15/25 (Assured Guaranty Muni. Corp. Insured)	20,000	20,449
Univ. of Connecticut Gen. Oblig. Series 2019 A, 5% 11/1/25	225,000	232,287
West Haven Gen. Oblig. Series 2021:
4% 9/15/24	260,000	260,766
4% 9/15/25	255,000	257,649
4% 9/15/26	255,000	259,287
TOTAL CONNECTICUT		39,293,763
Delaware - 0.0%
Delaware Econ. Dev. Auth. Rev. Bonds (Delmarva Pwr. & Lt. Co. Proj.) Series A, 1.05%, tender 7/1/25 (b)	565,000	543,328
Delaware, New Jersey - 0.0%
Delaware River & Bay Auth. Rev. Series 2022, 5% 1/1/25	1,000,000	1,015,126
District Of Columbia - 0.6%
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2014 A, 5% 10/1/26 (d)	160,000	160,783
Series 2017 A:
5% 10/1/24 (d)	115,000	115,792
5% 10/1/26 (d)	145,000	150,764
Series 2018 A:
5% 10/1/24 (d)	3,100,000	3,121,347
5% 10/1/26 (d)	325,000	337,920
Series 2019 A, 5% 10/1/25 (d)	155,000	158,411
Series 2020 A:
5% 10/1/24 (d)	6,355,000	6,398,762
5% 10/1/25 (d)	530,000	541,665
Series 2021 A:
5% 10/1/24 (d)	8,000,000	8,055,090
5% 10/1/26 (d)	920,000	956,574
Series 2022 A, 5% 10/1/24 (d)	700,000	704,820
Series 2023 A, 5% 10/1/25 (d)	1,750,000	1,788,515
Washington Metropolitan Area Transit Auth. Series 2023 A, 5% 7/15/24	400,000	402,492
TOTAL DISTRICT OF COLUMBIA		22,892,935
Florida - 1.7%
Brevard County Health Facilities Auth. Rev. Series 2023 A:
5% 4/1/26	290,000	300,060
5% 4/1/28	325,000	348,584
Brevard County School Board Ctfs. of Prtn. Series 2014, 5% 7/1/27	115,000	115,533
Broward County Arpt. Sys. Rev.:
Series 2012 P-1, 5% 10/1/25 (d)	1,000,000	1,001,014
Series 2013 A, 5.25% 10/1/25 (d)	1,500,000	1,501,797
Series 2013 C, 5.25% 10/1/25	575,000	575,711
Series 2015 C, 5% 10/1/24 (d)	245,000	246,465
Series 2017, 5% 10/1/25 (d)	1,000,000	1,019,546
Broward County Fin. Auth. Multi-family Hsg. Rev. Bonds Series 2023, 4.05%, tender 3/1/26 (b)	1,000,000	1,007,009
Central Florida Expressway Auth. Sr. Lien Rev. Series 2021, 5% 7/1/24 (Assured Guaranty Muni. Corp. Insured)	885,000	889,766
Citizens Property Ins. Corp. Series 2015 A1, 5% 6/1/25 (Pre-Refunded to 12/1/24 @ 100)	2,550,000	2,580,387
Duval County School Board Ctfs. of Prtn. Series 2022 A:
5% 7/1/24 (Assured Guaranty Muni. Corp. Insured)	3,500,000	3,516,453
5% 7/1/25 (Assured Guaranty Muni. Corp. Insured)	5,335,000	5,467,358
Florida Board of Ed. Lottery Rev. Series 2014 A, 5% 7/1/24	200,000	200,251
Florida Dev. Fin. Corp. Edl. Facilities (Nova Southeastern Univ. Proj.) Series 2020 A:
5% 4/1/24	360,000	360,408
5% 4/1/25	200,000	202,659
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev. Bonds:
Series 2023 B, 5%, tender 2/1/26 (b)	265,000	271,386
Series 2023 C, 5%, tender 12/1/25 (b)	605,000	617,458
Florida Mid-Bay Bridge Auth. Rev. Series 2015 A:
5% 10/1/24	45,000	45,289
5% 10/1/25	40,000	40,831
5% 10/1/26	45,000	45,642
Florida Muni. Pwr. Agcy. Rev.:
Series 2016 A:
5% 10/1/24	475,000	479,434
5% 10/1/28	1,405,000	1,472,014
Series 2021 A:
5% 10/1/25	500,000	513,945
5% 10/1/26	300,000	315,105
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Series 2015 A:
4% 10/1/24 (d)	1,040,000	1,040,896
5% 10/1/29 (Pre-Refunded to 10/1/25 @ 100) (d)	585,000	597,244
5% 10/1/30 (Pre-Refunded to 10/1/25 @ 100) (d)	1,165,000	1,189,384
Series 2016 A, 5% 10/1/25 (Escrowed to Maturity) (d)	275,000	280,968
Series 2016, 5% 10/1/24 (d)	285,000	286,768
Series 2017 A:
5% 10/1/25 (d)	30,000	30,605
5% 10/1/25 (Escrowed to Maturity) (d)	600,000	614,409
5% 10/1/26 (d)	10,000	10,358
5% 10/1/26 (Escrowed to Maturity) (d)	35,000	36,523
Hillsborough County Aviation Auth. Rev.:
Series 2015 A, 5% 10/1/44 (Pre-Refunded to 10/1/24 @ 100) (d)	5,500,000	5,541,938
Series 2022 A:
5% 10/1/24 (d)	1,000,000	1,007,341
5% 10/1/25 (d)	1,245,000	1,273,938
Hillsborough County School Board Ctfs. of Prtn. Series 2015 A, 5% 7/1/26	230,000	234,863
Jacksonville Spl. Rev. Series 2022 A:
5% 10/1/24	355,000	358,821
5% 10/1/25	275,000	283,956
5% 10/1/26	65,000	68,421
5% 10/1/27	55,000	59,245
Lakeland Hosp. Sys. Rev. Series 2016, 5% 11/15/26	1,500,000	1,568,341
Lee County Arpt. Rev.:
Series 2021 A:
5% 10/1/24 (d)	745,000	749,792
5% 10/1/25 (d)	1,375,000	1,403,567
5% 10/1/27 (d)	1,450,000	1,521,994
Series 2021 B:
5% 10/1/24 (d)	1,250,000	1,258,040
5% 10/1/25 (d)	925,000	944,218
Manatee County School District Series 2017, 5% 10/1/24 (Assured Guaranty Muni. Corp. Insured)	30,000	30,280
Miami Dade County Hsg. Multifamily Hsg. Rev. Bonds:
Series 2023 B, 4.05%, tender 9/1/25 (b)	410,000	411,492
Series 2023:
3.55%, tender 1/1/26 (b)	1,690,000	1,679,684
5%, tender 9/1/25 (b)	1,445,000	1,468,515
5%, tender 9/1/25 (b)	775,000	789,189
5%, tender 10/1/25 (b)	2,445,000	2,502,207
Miami-Dade County Aviation Rev.:
Series 2012 A, 5% 10/1/24 (d)	200,000	200,161
Series 2020 A, 5% 10/1/25	1,255,000	1,290,002
Miami-Dade County Health Facilities Auth. Hosp. Rev. (Nicklaus Children's Hosp. Proj.) Series 2021 A, 5% 8/1/25	700,000	715,214
Miami-Dade County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds Series 2011, 5%, tender 11/1/24 (b)(d)	5,000,000	5,024,668
Miami-Dade County School Board Ctfs. of Prtn. Series 2015 A, 5% 5/1/27 (Assured Guaranty Muni. Corp. Insured)	265,000	270,128
North Sumter County Util. Dependent District Series 2021, 4% 10/1/24 (Assured Guaranty Muni. Corp. Insured)	795,000	797,754
Okeechobee County Solid Waste Rev. Bonds (Waste Mgmt., Inc.-Okeechobee Landfill Proj.) Series 2004 A, 0.55%, tender 7/1/24 (b)	750,000	739,955
Orange County Health Facilities Auth. Bonds Series 2021 C, 5%, tender 11/15/26 (b)	1,545,000	1,617,429
Orange County Hsg. Fin. Auth. Multi-family Rev. Bonds Series 2021 B, 0.55%, tender 7/1/24 (b)	1,450,000	1,428,623
Orlando Utils. Commission Util. Sys. Rev. Series 2013 A, 5% 10/1/24	250,000	252,576
Palm Beach County Health Facilities Auth. Hosp. Rev. Series 2014, 5% 12/1/24 (Escrowed to Maturity)	10,000	10,115
Pasco County Tax Alloc Series 2023 A, 5.25% 9/1/26 (Assured Guaranty Muni. Corp. Insured)	275,000	288,671
Pinellas County Hsg. Fin. Auth. Bonds Series 2021 B, 0.65%, tender 7/1/24 (b)	325,000	320,367
Polk County Hsg. Fin. Auth. Multi-family Hsg. Rev. Bonds Series 2023, 4.15%, tender 6/1/26 (b)	760,000	769,454
Seminole County School Board Ctfs. of Prtn. Series 2016 C:
5% 7/1/25	20,000	20,483
5% 7/1/26	25,000	26,188
Tampa Health Sys. Rev. Series 2012 B, SIFMA Municipal Swap Index + 0.300% 3.54%, tender 9/26/24 (b)(c)	2,000,000	2,000,000
Tampa Hosp. Rev. (H. Lee Moffitt Cancer Ctr. Proj.) Series 2020 B:
5% 7/1/24	75,000	75,292
5% 7/1/25	100,000	101,893
5% 7/1/26	175,000	181,319
5% 7/1/27	150,000	158,154
Volusia County Edl. Facilities Auth. Rev. (Embry-Riddle Aeronautical Univ., Inc. Proj.) Series 2020 A:
5% 10/15/24	1,000,000	1,007,576
5% 10/15/25	1,000,000	1,023,135
5% 10/15/26	750,000	782,293
5% 10/15/27	165,000	175,368
TOTAL FLORIDA		69,653,920
Georgia - 2.1%
Atlanta Arpt. Rev.:
Series 2020 B:
5% 7/1/24 (d)	1,400,000	1,404,987
5% 7/1/25 (d)	610,000	620,752
Series 2022 B, 5% 7/1/26 (d)	1,000,000	1,034,974
Series 2023 G:
5% 7/1/25 (d)	1,600,000	1,628,203
5% 7/1/26 (d)	2,250,000	2,328,692
5% 7/1/27 (d)	2,045,000	2,155,506
Bartow County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Bowen Proj.) Series 2013, 2.875%, tender 8/19/25 (b)	1,865,000	1,828,228
Brookhaven Dev. Auth. Rev. Series 2019 A, 5% 7/1/25	100,000	102,481
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(Georgia Pwr. Co. Plant Vogtle Proj.):
Series 1994 4, 3.8%, tender 5/21/26 (b)	3,135,000	3,130,874
Series 1995 4, 3.8%, tender 5/21/26 (b)	2,500,000	2,501,972
Series 2008, 2.925%, tender 3/12/24 (b)	250,000	249,921
Series 2012, 2.875%, tender 8/19/25 (b)	2,000,000	1,960,566
(Oglethorpe Pwr. Corp. Vogtle Proj.) Series 2017 E, 3.25%, tender 2/3/25 (b)	100,000	98,872
Fayette County Hosp. Auth. Rev. Bonds (Piedmont Healthcare, Inc. Proj.) Series 2019 A, 5%, tender 7/1/24 (b)	1,075,000	1,075,947
Gainesville & Hall County Hosp. Auth. Rev. Series 2021 A, 5% 2/15/25	675,000	683,386
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 2020 A:
4% 11/1/24	200,000	200,504
4% 11/1/25	800,000	807,628
5% 11/1/26	870,000	915,048
Series 2023 A:
5% 7/1/25 (Assured Guaranty Muni. Corp. Insured)	275,000	281,102
5% 7/1/25 (Assured Guaranty Muni. Corp. Insured)	270,000	275,991
5% 7/1/26 (Assured Guaranty Muni. Corp. Insured)	300,000	312,883
5% 7/1/26 (Assured Guaranty Muni. Corp. Insured)	310,000	323,881
Main Street Natural Gas, Inc.:
Bonds:
Series 2019 B, 4%, tender 12/2/24 (b)	11,275,000	11,295,832
Series 2019 C, 4%, tender 9/1/26 (b)	7,180,000	7,217,745
Series 2021 C, 4%, tender 12/1/28 (b)	5,000,000	4,995,439
Series 2022 C, 4%, tender 11/1/27 (b)(e)	2,500,000	2,420,454
Series 2021 A:
4% 9/1/24	500,000	500,399
4% 3/1/25	430,000	430,780
4% 9/1/25	400,000	401,341
Series 2021 C, 4% 12/1/24	700,000	698,028
Series 2022 A:
4% 12/1/25	1,500,000	1,494,835
4% 12/1/26	245,000	243,773
Series 2022 B:
5% 6/1/24	600,000	600,635
5% 6/1/25	700,000	706,500
5% 6/1/26	800,000	814,439
Series 2023 A:
5% 6/1/24	550,000	550,582
5% 6/1/25	1,525,000	1,538,425
5% 6/1/26	2,100,000	2,137,903
Series 2023 B:
5% 3/1/24	250,000	250,000
5% 9/1/24	550,000	551,734
5% 3/1/25	765,000	770,721
5% 9/1/25	700,000	708,958
5% 3/1/26	930,000	947,067
Series 2023 D:
5% 12/1/24	600,000	602,808
5% 12/1/25	1,100,000	1,115,411
5% 12/1/26	620,000	635,048
5% 12/1/27	1,700,000	1,758,710
5% 12/1/28	1,850,000	1,929,372
Series 2024 A1:
5% 3/1/25	540,000	544,038
5% 9/1/25	500,000	506,398
5% 3/1/26	680,000	692,479
5% 9/1/26	550,000	563,714
5% 3/1/28	1,025,000	1,066,894
5% 9/1/28	900,000	941,972
Monroe County Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Scherer Proj.) Series 1995, 2.25% 7/1/25	435,000	421,388
Bonds:
(Georgia Pwr. Co. Plant Scherer Proj.):
Series 2009, 3.875%, tender 3/6/26 (b)	3,425,000	3,431,965
Series 2012, 3.875%, tender 3/6/26 (b)	1,250,000	1,252,542
Series 2023, 3.875%, tender 3/6/26 (b)	3,500,000	3,507,118
(Oglethorpe Pwr. Corp. Scherer Proj.) Series 2013 A, 1.5%, tender 2/3/25 (b)	1,500,000	1,446,685
Paulding County Hosp. Auth. Rev. Series 2022 A, 5% 4/1/24	365,000	365,377
Private Colleges & Univs. Auth. Rev. (The Savannah College of Art & Design Projs.) Series 2021, 5% 4/1/25	600,000	610,199
TOTAL GEORGIA		84,590,106
Guam - 0.1%
Guam Pwr. Auth. Rev. Series 2022 A:
5% 10/1/24	2,595,000	2,608,161
5% 10/1/25	870,000	884,469
TOTAL GUAM		3,492,630
Hawaii - 0.4%
Hawaii Arpts. Sys. Rev. Series 2022 B, 5% 7/1/24 (d)	6,500,000	6,522,521
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev.:
(Queens Health Sys. Proj.) Series 2015 B, SIFMA Municipal Swap Index + 0.140% 3.69%, tender 7/1/39 (b)(c)	455,000	455,000
Series 2017 A, 3.1% 5/1/26 (d)	2,175,000	1,727,123
Hawaii Gen. Oblig. Series 2020 A, 5% 7/1/25 (d)	350,000	357,081
Honolulu City & County Gen. Oblig. Series 2022 A, 5% 11/1/26	815,000	862,558
Honolulu City & County Multi-family housing Rev. Bonds Series 2023, 5%, tender 6/1/26 (b)	2,080,000	2,145,890
State of Hawaii Dept. of Trans. Series 2013, 5.25% 8/1/24 (d)	2,885,000	2,886,383
TOTAL HAWAII		14,956,556
Idaho - 0.0%
Idaho Hsg. & Fin. Assn Sales Tax Series 2023 A, 5% 8/15/25	1,465,000	1,507,313
Idaho Hsg. & Fin. Assoc. Single Family Mtg. Series 2019 A, 4% 1/1/50	25,000	24,853
TOTAL IDAHO		1,532,166
Illinois - 4.9%
Champaign County Cmnty. Unit Series 2020 A, 0% 1/1/26	800,000	746,398
Chicago Board of Ed. Series 2017 F, 5% 12/1/24	5,500,000	5,528,245
Chicago Gen. Oblig.:
Series 2002 B, 5% 1/1/25	1,650,000	1,666,112
Series 2015 C:
5% 1/1/25	2,565,000	2,590,046
5% 1/1/28	1,065,000	1,085,916
Series 2020 A:
5% 1/1/25	1,500,000	1,514,647
5% 1/1/27	3,600,000	3,752,578
Chicago Heights Multifamily Hsg. Rev. Bonds (Olympic Village Apts. Proj.) Series 2022, 2.875%, tender 8/1/25 (b)	3,000,000	2,947,967
Chicago Midway Arpt. Rev.:
Series 2014 A:
5% 1/1/26 (d)	595,000	595,695
5% 1/1/27 (d)	615,000	615,719
5% 1/1/28 (d)	100,000	100,117
5% 1/1/29 (d)	675,000	675,789
Series 2016 A, 5% 1/1/25 (d)	7,255,000	7,318,012
Series 2024, 5% 1/1/25 (d)	7,500,000	7,565,140
Chicago Multi-Family Hsg. Rev. Bonds Series 2022, 4%, tender 9/1/24 (b)	1,751,000	1,751,383
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2015 A, 5% 1/1/27 (d)	2,000,000	2,013,081
Series 2015 C, 5% 1/1/26 (d)	680,000	683,138
Series 2017 D:
5% 1/1/25 (d)	965,000	974,557
5% 1/1/27 (d)	85,000	88,425
Series 2022 A, 5% 1/1/25 (d)	2,340,000	2,363,173
Series 2022 C:
5% 1/1/25 (d)	2,000,000	2,019,806
5% 1/1/26 (d)	900,000	922,877
Chicago Transit Auth. Cap. Grant Receipts Rev.:
Series 2015:
5% 6/1/24	4,000,000	4,009,283
5% 6/1/25	2,500,000	2,537,758
Series 2017:
5% 6/1/24	1,250,000	1,252,901
5% 6/1/24	845,000	846,961
5% 6/1/25	25,000	25,378
5% 6/1/25	4,200,000	4,263,433
Series 2021, 5% 6/1/24	1,200,000	1,202,785
Chicago Wtr. Rev. Series 2014:
5% 11/1/27	2,695,000	2,716,322
5% 11/1/28	2,455,000	2,479,265
Cook County Gen. Oblig.:
Series 2021 A:
5% 11/15/24	50,000	50,522
5% 11/15/25	50,000	51,437
Series 2021 B:
4% 11/15/25	465,000	470,752
4% 11/15/26	235,000	241,523
Series 2022 A:
5% 11/15/24	5,080,000	5,133,070
5% 11/15/25	2,290,000	2,355,825
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. Series 1991 B, 0% 7/15/25 (Escrowed to Maturity)	2,350,000	2,248,259
Illinois Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2019, 5%, tender 11/1/24 (b)(d)	6,700,000	6,733,054
Illinois Fin. Auth.:
Bonds:
Series 2020 B, 5%, tender 11/15/24 (b)	3,800,000	3,807,288
Series 2022 B1, 5%, tender 8/15/25 (b)	2,420,000	2,461,559
Series 2021 A, 5% 10/1/25	2,000,000	2,062,944
Series 2022 A, 5% 10/1/25	260,000	262,738
Illinois Fin. Auth. Rev.:
(Bradley Univ. Proj.) Series 2017 C, 5% 8/1/26	35,000	36,059
(Edward-Elmhurst Healthcare) Series 2017 A, 5% 1/1/25 (Escrowed to Maturity)	100,000	101,504
(Silver Cross Health Sys. Proj.) Series 2015 C, 5% 8/15/27	1,000,000	1,020,183
Bonds Series 2019, U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.200% 4.917%, tender 9/1/25 (b)(c)	1,940,000	1,937,297
Series 2014 A, 5% 10/1/26	500,000	504,210
Series 2015 A:
5% 11/15/24	150,000	151,360
5% 11/15/25	170,000	173,558
5% 11/15/26	95,000	97,322
Series 2015 B, 5% 11/15/24	45,000	45,439
Series 2016 A:
5% 7/1/25 (Escrowed to Maturity)	250,000	256,202
5% 8/15/35 (Pre-Refunded to 8/15/26 @ 100)	195,000	203,641
Series 2016:
5% 11/15/24	245,000	247,424
5% 5/15/25	10,000	10,171
5% 12/1/25	430,000	440,681
5% 5/15/26	20,000	20,558
5% 5/15/27	140,000	145,092
Series 2018 A, 5% 5/15/24	250,000	250,664
Illinois Fin. Auth. Wtr. Facilities Rev. Bonds (American Wtr. Cap. Corp. Proj.) Series 2020, 3.875%, tender 9/1/28 (b)	1,500,000	1,510,224
Illinois Gen. Oblig.:
Series 2014:
5% 2/1/25	50,000	50,053
5% 5/1/27	500,000	501,173
Series 2016:
5% 11/1/24	400,000	403,858
5% 2/1/25	4,775,000	4,840,137
5% 1/1/26	300,000	308,684
5% 2/1/26	1,235,000	1,272,280
Series 2017 A, 5% 12/1/25	710,000	729,432
Series 2017 C, 5% 11/1/29	2,150,000	2,286,984
Series 2017 D:
5% 11/1/24	15,895,000	16,050,045
5% 11/1/25	920,000	943,967
5% 11/1/26	1,755,000	1,832,430
Series 2018 A:
5% 10/1/26	1,340,000	1,396,769
6% 5/1/26	880,000	928,242
Series 2020 B, 5% 10/1/28	1,030,000	1,112,366
Series 2020, 5.5% 5/1/24	225,000	225,650
Series 2021 A:
5% 3/1/24	2,000,000	2,000,000
5% 3/1/25	1,700,000	1,725,845
Series 2021 C, 4% 3/1/24	625,000	625,000
Series 2022 A, 5% 3/1/24	1,500,000	1,500,000
Series 2022 B:
5% 3/1/24	1,480,000	1,480,000
5% 3/1/25	7,425,000	7,537,882
5% 3/1/26	3,185,000	3,285,745
Series 2023 C:
5% 5/1/25	1,810,000	1,842,465
5% 5/1/26	1,500,000	1,551,892
5% 5/1/29	1,005,000	1,096,152
Series 2023 D:
5% 7/1/25	3,885,000	3,964,463
5% 7/1/26	5,000,000	5,190,468
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. Bonds:
Series 2015, 4.24%, tender 5/15/25, LOC Fed. Home Ln. Bank, San Francisco (b)	2,425,000	2,424,357
Series 2023:
4%, tender 6/1/25 (b)	1,600,000	1,602,825
5%, tender 2/1/26 (b)	505,000	516,140
5%, tender 2/1/26 (b)	2,050,000	2,095,221
Illinois Reg'l. Trans. Auth. Series 2017 A, 5% 7/1/24	285,000	286,516
Illinois Sales Tax Rev.:
Series 2013, 5% 6/15/24	400,000	400,800
Series 2021 A, 4% 6/15/24	1,670,000	1,676,924
Series 2021 C:
5% 6/15/24	85,000	85,588
5% 6/15/25	50,000	51,105
Kane, Cook & DuPage Counties School District #46 Elgin Series 2024:
5% 1/1/27	500,000	526,762
5% 1/1/30	550,000	610,423
Kane, Cook, DuPage, McHenry & DeKalb Counties Cmnty. College District #509 Elgin Series 2021 B, 4% 12/15/24	450,000	452,552
Kane, McHenry, Cook & DeKalb Counties Unit School District #300 Series 2015 5% 1/1/27	395,000	399,040
McHenry County Cmnty. School District #200 Series 2006 B:
0% 1/15/25	110,000	106,541
0% 1/15/26	80,000	74,856
Metropolitan Pier & Exposition:
Series 1994, 0% 6/15/29 (FGIC Insured)	1,000,000	826,699
Series 2002, 0% 12/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	575,000	466,386
Series 2022 A, 3% 6/15/24	630,000	627,357
Series 2023 A, 5% 12/15/28	1,000,000	1,060,849
Metropolitan Pier & Exposition Auth. Hosp. Facilities Rev. Series 1996, 7% 7/1/26 (Escrowed to Maturity)	1,615,000	1,688,196
Northern Illinois Univ. Revs. Series 2020 B, 5% 4/1/26 (Build America Mutual Assurance Insured)	650,000	668,200
Railsplitter Tobacco Settlement Auth. Rev. Series 2017:
5% 6/1/24 (Escrowed to Maturity)	8,285,000	8,314,307
5% 6/1/27 (Pre-Refunded to 6/1/26 @ 100)	1,245,000	1,297,559
5% 6/1/28 (Pre-Refunded to 6/1/26 @ 100)	2,270,000	2,365,830
Springfield Elec. Rev. Series 2015, 5% 3/1/29	4,500,000	4,555,490
Upper Illinois River Valley Dev. Auth. Rev. Series 2018, 5% 12/1/24	300,000	301,928
TOTAL ILLINOIS		198,047,900
Indiana - 1.4%
Clark-Pleasant Ind. Cmnty. School C Series 2023, 5% 7/15/24	2,000,000	2,007,879
Fort Wayne Redev. Auth. (Grand Wayne Ctr. Proj.) Series 2022, 4% 8/1/26	895,000	916,573
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2001, 4.6%, tender 10/1/26 (b)(d)	5,000,000	5,056,702
Indiana Fin. Auth. Health Sys. Rev. Bonds Series 2019 B, 2.25%, tender 7/1/25 (b)	1,310,000	1,286,763
Indiana Fin. Auth. Hosp. Rev. Bonds Series 2011 M, 0.7%, tender 1/1/26 (b)	3,680,000	3,438,392
Indiana Fin. Auth. Rev.:
(Butler Univ. Proj.) Series 2019, 4% 2/1/25	275,000	276,083
(Cmnty. Foundation of Northwest Indiana Obligated Group) Series 2016, 5% 9/1/25	600,000	614,757
Series 2016, 5% 9/1/26	205,000	214,023
Indiana Hsg. & Cmnty. Dev. Auth.:
Bonds Series 2022 A, 4.5%, tender 4/1/24 (b)	8,864,000	8,866,250
Series 2021 C1, 3% 1/1/52	895,000	863,362
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2017 A, 5% 1/1/25	705,000	715,029
Indianapolis Local Pub. Impt.:
(Indianapolis Arpt. Auth. Proj.):
Series 2016 A1, 5% 1/1/25 (d)	65,000	65,612
Series 2019 D, 5% 1/1/25 (d)	3,185,000	3,214,989
Indianapolis Arpt. Auth. Proj. Series 2019 D, 5% 1/1/26 (d)	1,000,000	1,023,639
Indianapolis Local Pub. Impt. Bond Bank (Indianapolis Arpt. Auth. Proj.) Series 2023 I2:
5% 1/1/25 (d)	3,125,000	3,154,424
5% 1/1/26 (d)	385,000	394,101
5% 1/1/27 (d)	760,000	791,874
Marion High School Bldg. Corp. Series 2021 A:
4% 1/15/25	250,000	251,209
4% 7/15/25	255,000	257,309
Posey County Redev. Auth. Leas Series 2023, 5% 7/15/25	3,000,000	3,052,754
Vinton Tecumseh School Bldg. Corp. Series 2021, 3% 7/15/25	515,000	512,017
Westfield Ind. Redev. Auth. Loc I Series 2023:
5% 1/1/25	485,000	490,711
5% 7/1/25	345,000	351,979
Westfield-Wash Ind. Schools Series 2023 C, 6% 7/15/24	1,250,000	1,258,112
Whiting Envir. Facilities Rev. Bonds (BP Products North America, Inc. Proj.) Series 2019 A, 5%, tender 6/5/26 (b)(d)	16,050,000	16,384,559
TOTAL INDIANA		55,459,102
Iowa - 0.2%
Iowa Fin. Auth. Solid Waste Facilities Bonds (Gevo NW Iowa RNG, LLC Renewable Natural Gas Proj.) Series 2021, 1.5%, tender 4/1/24, LOC Citibank NA (b)(d)	1,500,000	1,495,274
Iowa Higher Ed. Ln. Auth. Rev. (Grinnell College Proj.) Series 2017, 4% 12/1/24	250,000	251,604
Iowa Student Ln. Liquidity Corp. Student Ln. Rev.:
Series 2015 A, 5% 12/1/24 (d)	540,000	543,864
Series 2019 B, 5% 12/1/25 (d)	985,000	1,003,282
Pefa, Inc. Iowa Gas Proj. Rev. Bonds Series 2019, 5%, tender 9/1/26 (b)	4,000,000	4,084,556
TOTAL IOWA		7,378,580
Kansas - 0.1%
Reno County Unified Scd # 308 Hu Series 2013, 3% 9/1/24	2,000,000	1,985,037
Valley Ctr. Kans Series 2023 1, 4.375% 12/1/25	3,000,000	3,004,812
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev. Series 2016 A, 5% 9/1/25	15,000	15,382
TOTAL KANSAS		5,005,231
Kentucky - 1.1%
Ashland Med. Ctr. Rev.:
(Ashland Hosp. Corp. D/B/A King's Daughters Med. Ctr. Proj.) Series 2016 A, 5% 2/1/25	20,000	20,170
Series 2019, 5% 2/1/26	550,000	561,217
Carroll County Poll. Ctlr Rev. Bonds (Kentucky Utils. Co. Proj.) Series 2016 A, 1.55%, tender 9/1/26 (b)	500,000	464,271
Hazard Healthcare Rev. Series 2021, 5% 7/1/24	230,000	230,894
Intloc Sct Cfts Prtn. Series 2023, 4% 3/1/26	1,160,000	1,165,255
Kentucky Asset/Liability Commission Gen. Fund Rev. Series 2021 A, 5% 11/1/24	435,000	439,407
Kentucky Bond Dev. Corp. Edl. Facilities (Transylvania Univ. Proj.) Series 2021 A, 4% 3/1/25	340,000	341,208
Kentucky Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series A, 4.5%, tender 3/1/24 (b)(d)	8,000,000	8,000,000
Kentucky State Property & Buildings Commission Rev.:
Series 2015, 4% 8/1/25	200,000	201,785
Series 2016 B, 5% 11/1/24	285,000	287,720
Series 2016, 5% 10/1/24	425,000	428,507
Series B, 5% 8/1/25	300,000	306,770
Kentucky State Univ. Ctfs. of Prtn. (Kentucky State Univ. Proj.) Series 2021, 5% 11/1/25	280,000	288,013
Kentucky, Inc. Pub. Energy:
Bonds:
Series 2018 A, 4%, tender 3/15/24 (b)	1,490,000	1,491,146
Series 2018 B, 4%, tender 1/1/25 (b)	225,000	224,992
Series 2019 A1, 4%, tender 6/1/25 (b)	1,000,000	1,001,409
Series A, 4%, tender 6/1/26 (b)	325,000	324,730
Series C1, 4%, tender 6/1/25 (b)	10,505,000	10,519,796
Series 2024 A:
5% 7/1/25	400,000	404,257
5% 7/1/26	500,000	509,964
5% 7/1/27	575,000	591,078
Louisville & Jefferson County:
Bonds Series 2020 C, 5%, tender 10/1/26 (b)	2,015,000	2,087,042
Series 2023 A:
5% 10/1/26	700,000	731,878
5% 10/1/27	1,700,000	1,811,479
Louisville Reg'l. Arpt. Auth. Sys. Rev. Series 2014 A, 5% 7/1/24 (d)	155,000	155,552
Rural Wtr. Fing. Agcy. Pub. Proj. Series 2023 A, 3.9% 11/1/25	2,500,000	2,499,982
Trimble County Envirl Facilities Re Bonds Series 2023, 4.7%, tender 6/1/27 (b)(d)	8,980,000	9,078,769
TOTAL KENTUCKY		44,167,291
Louisiana - 0.6%
Lake Charles Hbr. & Term. Rev. Bonds (Big Lake Fuels LLC Proj.) Series 2021, 1%, tender 12/1/24 (b)(d)	1,300,000	1,266,855
Louisiana Gas & Fuel Tax Rev. Bonds Series 2022 A, U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.500% 4.217%, tender 5/1/26 (b)(c)	3,940,000	3,866,332
Louisiana Gen. Oblig.:
Series 2015 A, 5% 5/1/24	350,000	350,957
Series 2016 D, 5% 9/1/24	155,000	156,408
Louisiana Hsg. Corp. Single Fami (Home Ownership Prog.) Series 2023 C, 5.75% 12/1/53	165,000	179,164
Louisiana Local Govt. Envir. Facilities and Cmnty. Dev. Auth. Bonds (East Baton Rouge Sewerage Commission Proj.) Series 2020 B, 0.875%, tender 2/1/25 (b)	4,000,000	3,882,549
Louisiana Pub. Facilities Auth. Rev. Bonds (Ochsner Clinic Foundation Proj.) Series 2020 B, 5%, tender 5/15/25 (b)	3,000,000	3,043,758
New Orleans Aviation Board Rev.:
(North Term. Proj.):
Series 2015 B, 5% 1/1/25 (d)	1,750,000	1,767,473
Series 2017 B:
5% 1/1/25 (d)	5,000	5,050
5% 1/1/26 (d)	215,000	220,503
Series 2017 D2, 5% 1/1/25 (d)	115,000	116,148
St. John Baptist Parish Rev. Bonds (Marathon Oil Corp.) Series 2017:
2.1%, tender 7/1/24 (b)	4,735,000	4,695,782
4.05%, tender 7/1/26 (b)	3,045,000	3,020,211
State of Louisiana Grant Anticipation Rev. Series 2021, 5% 9/1/24	785,000	792,129
TOTAL LOUISIANA		23,363,319
Maine - 0.1%
Maine Health & Higher Edl. Facilities Auth. Rev. Series 2021 A:
5% 7/1/24	500,000	502,106
5% 7/1/25	500,000	509,789
5% 7/1/26	975,000	1,012,421
Maine Hsg. Auth. Mtg. Bonds Series 2023 B, 3.125%, tender 5/1/24 (b)	1,950,000	1,945,801
Maine Tpk. Auth. Tpk. Rev. Series 2015, 5% 7/1/26	250,000	256,443
TOTAL MAINE		4,226,560
Maryland - 1.9%
Baltimore Proj. Rev. Series 2017 A:
5% 7/1/28	2,000,000	2,110,959
5% 7/1/29	1,000,000	1,056,645
5% 7/1/29	755,000	797,767
Hsg. Opportunities Commission of Montgomery County Series 2021 C, 0.8% 7/1/25	105,000	100,147
Maryland Cmnty. Dev. Admin Dept. Hsg. & Cmnty. Dev.:
Series 2019 B, 4% 9/1/49	130,000	129,398
Series 2021 C, 0.6% 7/1/24	215,000	212,784
Series 2022 D, 3.15% 7/1/24	4,000,000	3,970,758
Series 2022 I, 4.375% 1/1/25 (e)	12,000,000	12,008,220
Series 2023 B:
2.75% 6/1/25	3,055,000	3,014,145
2.75% 8/1/25	1,160,000	1,143,117
Series 2023 C:
3.4% 8/1/25	9,015,000	9,032,788
5.25% 11/1/25	6,000,000	6,079,238
Series 2023 D, 3.5% 1/1/26	2,805,000	2,799,181
Maryland Dept. of Trans. Series 2022 B, 5% 12/1/24	220,000	223,124
Maryland Econ. Dev. Corp. Student Hsg. Rev. (Univ. of Maryland, College Park Projs.) Series 2016, 4% 6/1/24 (Assured Guaranty Muni. Corp. Insured)	1,330,000	1,330,966
Maryland Health & Higher Edl.:
Bonds Series 2020, 5%, tender 7/1/25 (b)	4,005,000	4,052,486
Series 2023, 5% 7/1/27	1,360,000	1,433,052
Maryland Health & Higher Edl. Facilities Auth. Rev.:
Series 2014, 5% 7/1/39 (Pre-Refunded to 7/1/24 @ 100)	8,225,000	8,265,003
Series 2015:
5% 7/1/24	45,000	45,157
5% 7/1/25	40,000	40,695
5% 7/1/25 (Pre-Refunded to 7/1/24 @ 100)	1,145,000	1,149,265
Maryland Stadium Auth. Built to Learn Rev. Series 2022 A, 5% 6/1/26	850,000	889,272
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2012 B:
2.5% 6/1/26 (d)	670,000	644,657
2.625% 6/1/27 (d)	550,000	526,222
Maryland Trans. Auth. Trans. Facility Projs. Rev. Series 2021 A, 5% 7/1/24	1,250,000	1,257,302
Montgomery County Gen. Oblig.:
Bonds Series 2013 MD, 3.81%, tender 3/1/24 (b)	11,150,000	11,150,000
Series 2022 A, 5% 8/1/26	1,000,000	1,053,382
TOTAL MARYLAND		74,515,730
Massachusetts - 0.9%
Boston Hsg. Auth. Cap. Prog. Series 2020 B, 5% 4/1/24	475,000	475,571
Massachusetts Dev. Fin. Agcy. Rev.:
Bonds Series 2011 N, 0.45%, tender 7/1/25 (b)	3,505,000	3,322,140
Series 2016 I:
5% 7/1/24	25,000	25,067
5% 7/1/25	20,000	20,267
5% 7/1/26	20,000	20,614
Series 2019 A, 5% 7/1/24	155,000	155,603
Series 2019 O, 5% 12/1/24	100,000	101,177
Series C, 5% 10/1/24 (Assured Guaranty Muni. Corp. Insured)	325,000	327,404
Massachusetts Edl. Fing. Auth. Rev.:
Series 2014 I:
5% 1/1/25 (d)	6,555,000	6,633,790
5% 1/1/26 (d)	7,000,000	7,060,229
Series 2016, 5% 7/1/24 (d)	185,000	185,755
Series 2017 A, 5% 7/1/25 (d)	690,000	704,319
Series 2021 B:
5% 7/1/24 (d)	750,000	753,062
5% 7/1/25 (d)	1,575,000	1,607,068
Series 2022 B:
5% 7/1/24 (d)	270,000	271,102
5% 7/1/25 (d)	585,000	596,911
5% 7/1/26 (d)	365,000	375,376
5% 7/1/28 (d)	1,775,000	1,863,631
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Partners Healthcare Sys., Inc. Proj.) Series 2007 G2, 3.9%, tender 3/7/24 (Assured Guaranty Muni. Corp. Insured) (b)	8,815,000	8,815,000
Bonds Series I, 0.7%, tender 7/1/25 (b)	395,000	375,647
Massachusetts Hsg. Fin. Agcy. Series 2023 C2, 4% 12/1/27	1,000,000	1,009,650
Massachusetts Port Auth. Rev.:
Series 2017 A, 5% 7/1/25 (d)	25,000	25,486
Series 2019 C, 5% 7/1/24 (d)	345,000	346,487
Massachusetts Port Auth. Spl. Facilities Rev. (Bosfuel Proj.) Series 2019 A, 5% 7/1/27 (d)	285,000	299,482
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series 2015 C, 5% 8/15/27	2,400,000	2,475,726
TOTAL MASSACHUSETTS		37,846,564
Michigan - 0.5%
Carman-Ainsworth Cmnty. School District Series 2021, 4% 5/1/24	1,335,000	1,335,886
Chippewa Valley Schools Series 2016 B, 5% 5/1/24	200,000	200,502
Detroit Downtown Dev. Auth. Tax Series A, 5% 7/1/25 (Assured Guaranty Muni. Corp. Insured)	550,000	552,433
Grand Traverse County Hosp. Fin. Auth. Series 2021, 5% 7/1/25	480,000	490,024
Great Lakes Wtr. Auth. Wtr. Supply Sys. Rev. Series 2018 A, 5% 7/1/25	2,500,000	2,559,401
Grosse Ile Township School District Unltd. Tax Gen. Oblig. Series 2016, 2% 5/1/24	125,000	124,542
Huron School District Series 2019, 5% 5/1/24	205,000	205,521
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016:
5% 5/15/24	10,000	10,025
5% 5/15/25	15,000	15,252
5% 5/15/26	15,000	15,512
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2015 A, SIFMA Municipal Swap Index + 0.250% 3.49%, tender 9/26/24 (b)(c)	965,000	965,000
Lansing Board of Wtr. & Lt. Util. Rev. Bonds Series 2021 B, 2%, tender 7/1/26 (b)	1,000,000	949,611
Ludington Area School District (Michigan School Bond Qualification and Ln. Prog.) Series 2022 II, 5% 11/1/25	1,230,000	1,272,665
Michigan Fin. Auth. Rev.:
Bonds:
Series 2016 E1, 4%, tender 8/15/24 (b)	4,980,000	4,986,092
Series 2019 MI2, 5%, tender 2/1/25 (b)	1,750,000	1,772,698
Series 2015 D1:
0.55% 10/15/24	300,000	294,309
0.75% 10/15/25	250,000	239,640
Series 2015 MI, 5% 12/1/24	100,000	101,155
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev. Series 2022 A, 2.5% 6/1/25	630,000	616,491
Michigan Strategic Fund Exempt Facilities Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2001, 0.58%, tender 8/1/24 (b)(d)	150,000	147,801
Portage Pub. Schools Series 2016:
5% 5/1/25	25,000	25,548
5% 11/1/28	20,000	20,809
Wayne County Arpt. Auth. Rev. Series 2015 F:
5% 12/1/25 (d)	2,735,000	2,788,076
5% 12/1/26 (d)	465,000	474,029
Wayne-Westland Cmnty. Schools Series 2019, 5% 11/1/24	335,000	338,503
TOTAL MICHIGAN		20,501,525
Minnesota - 0.7%
Central Muni. Pwr. Agcy. Rev. Series 2021, 5% 1/1/25 (Assured Guaranty Muni. Corp. Insured)	265,000	268,987
Maple Grove Health Care Sys. Rev. Series 2017, 5% 5/1/25	800,000	809,771
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.:
Series 2016, 5% 1/1/25	620,000	629,734
Series 2019 B, 5% 1/1/25 (d)	1,000,000	1,010,147
Series 2019 C, 5% 1/1/26	380,000	393,202
Series 2022 B:
5% 1/1/25 (d)	195,000	196,979
5% 1/1/26 (d)	470,000	481,110
5% 1/1/27 (d)	1,580,000	1,643,669
Minneapolis Health Care Sys. Rev. Bonds Series 2023 A, 5%, tender 11/15/28 (b)	6,470,000	6,980,192
Minnesota Gen. Oblig. Series 2021 B, 5% 9/1/25	3,425,000	3,529,430
Minnesota Hsg. Fin. Agcy.:
Series 2022 A:
5% 8/1/25	1,155,000	1,184,112
5% 8/1/26	1,300,000	1,360,718
Series 2022 B, 5% 8/1/26	100,000	104,671
Series 2023 E, 3.875% 8/1/25	700,000	701,160
Series 2023 F, 5.75% 7/1/53	110,000	117,542
Minnesota Muni. Gas Agcy. Rev.:
Bonds Series 2022 A, 4%, tender 12/1/27 (b)	1,725,000	1,727,879
Series 2022 A, 4% 12/1/24	2,700,000	2,708,646
Minnesota Rural Wtr. Fin. Auth. Series 2023, 4.375% 4/1/25	2,000,000	2,004,307
Moorhead Edl. Facilities Rev. (The Concordia College Corp. Proj.) Series 2016, 5% 12/1/25	35,000	35,127
Saint Paul Hsg. & Redev. Auth. Hosp. Rev. (HealthEast Care Sys. Proj.) Series 2015 A, 5% 11/15/27 (Pre-Refunded to 11/15/25 @ 100)	400,000	411,774
TOTAL MINNESOTA		26,299,157
Mississippi - 0.0%
Jackson Gen. Oblig. Series 2021, 5% 3/1/24	500,000	500,000
Mississippi Dev. Bank Spl. Oblig. (Jackson Mississippi Sales Tax Rev. Infrastructure Proj.) Series 2020, 5% 9/1/24	740,000	742,440
TOTAL MISSISSIPPI		1,242,440
Missouri - 0.5%
Barry County Ctfs. Prtn. Law Enforcement Ctr. Proj. Series 2023:
5% 10/1/25	215,000	219,169
5% 10/1/26	550,000	568,157
Cape Girardeau County Indl. Dev. Auth. (Southeast Hosp. Proj.) Series 2017 A:
5% 3/1/24	15,000	15,000
5% 3/1/25	15,000	15,109
5% 3/1/26	20,000	20,708
Jackson County Spl. Oblig. Series 2023 A, 5% 12/1/28	1,000,000	1,088,371
Kansas City Planned Indl. Expansion Bonds Series 2023, 5%, tender 7/1/27 (b)	1,260,000	1,309,319
Missouri Health & Edl. Facilities Rev.:
Bonds Series 2021 B, 4%, tender 5/1/26 (b)	3,145,000	3,184,432
Series 2014 A, 5% 6/1/24	1,000,000	1,003,562
Missouri Hsg. Dev. Commission Single Family Mtg. Rev.:
(First Place Homeownership Ln. Prog.) Series 2021 C, 3.25% 11/1/52	100,000	97,498
Series 2019, 4% 5/1/50	55,000	54,777
Missouri State Pub. Util. Commn Rev. Series 2023, 4% 12/1/24	10,000,000	10,005,480
Ozarks Technical Cmnty. College Series 2021, 5% 3/1/25	225,000	228,808
Saint Louis Arpt. Rev.:
Series 2017 B, 5% 7/1/24 (Assured Guaranty Muni. Corp. Insured) (d)	250,000	250,761
Series 2019 B:
5% 7/1/24 (d)	400,000	401,165
5% 7/1/25 (d)	420,000	425,770
Series 2022 A, 5% 7/1/24 (d)	565,000	566,646
TOTAL MISSOURI		19,454,732
Montana - 0.0%
Montana Board Hsg. Single Family:
Series 2019 B, 4% 6/1/50	25,000	24,877
Series 2022 A, 3% 6/1/52	255,000	246,720
Series A1, 3.5% 6/1/50	295,000	290,222
TOTAL MONTANA		561,819
Nebraska - 0.6%
Central Plains Energy Proj. Rev. Bonds:
(Proj. No. 4) Series 2023 A1, 5%, tender 11/1/29 (b)	1,415,000	1,495,544
Series 2019:
2.5%, tender 8/1/25 (b)	1,000,000	977,384
4%, tender 8/1/25 (b)	7,050,000	7,071,005
Douglas County Hosp. Auth. #3 Health Facilities Rev. Series 2015, 5% 11/1/28	1,250,000	1,283,123
Gretna Ctfs. of Prtn.:
Series 2021, 4% 12/15/25	2,620,000	2,633,000
Series 2022, 5% 12/15/25	4,000,000	4,052,662
Muni. Energy Agcy. of Nebraska Pwr. Swr. Rev. Series 2022 A:
5% 4/1/24	1,690,000	1,691,902
5% 4/1/25	2,835,000	2,888,008
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Series 2019 B, 4% 9/1/49 (d)	80,000	79,201
Series 2022 B, 5% 9/1/24 (d)	1,065,000	1,071,091
Nebraska Pub. Pwr. District Rev. Series 2016 C, 5% 1/1/25	200,000	203,058
Omaha Pub. Pwr. District Elec. Rev. Series A, 5% 2/1/25	200,000	203,421
TOTAL NEBRASKA		23,649,399
Nevada - 0.5%
Clark County Arpt. Rev. Series 2021 B:
5% 7/1/24 (d)	2,145,000	2,152,571
5% 7/1/25 (d)	795,000	808,910
Clark County McCarran Int'l. Arpt. Passenger Facility Charge Rev.:
Series 2017 B, 5% 7/1/25 (d)	665,000	677,587
Series 2019 E:
5% 7/1/25	100,000	102,363
5% 7/1/27	275,000	295,246
Clark County Poll. Cont. Rev. Bonds (Nevada Pwr. Co. Proj.) Series 2017, 3.75%, tender 3/31/26 (b)	2,065,000	2,059,395
Clark County School District:
Series 2017 C, 5% 6/15/24	200,000	200,932
Series 2017 D:
5% 6/15/24	400,000	400,464
5% 6/15/25	350,000	350,470
Series 2018 A:
5% 6/15/24	685,000	688,192
5% 6/15/25	315,000	322,641
Series 2021 C, 5% 6/15/25	2,655,000	2,719,405
Humboldt County Nev Poll. Cont. Rev. (Sierra Pacific Co. Projs.) Series 2016 A, 3.55% 10/1/29	335,000	336,684
Las Vegas Convention & Visitors Auth. Series 2021, 5% 7/1/24	1,000,000	1,004,538
Nevada Dept. of Bus. & Industry Bonds:
(Brightline West Passenger Rail Proj.) Series 2020 A, 4%, tender 1/30/25 (b)(d)(e)	3,500,000	3,497,320
(Republic Svcs., Inc. Proj.) Series 2001, 4.5%, tender 6/3/24 (b)(d)(e)	3,500,000	3,501,680
Nevada Gen. Oblig. Series 2013 F1, 5% 3/1/25	10,000	10,013
Nevada Hsg. Division Bonds Series 2022, 5%, tender 12/1/24 (b)	1,375,000	1,385,040
Washoe County Gas Facilities Rev. Bonds (Sierra Pacific Pwr. Co. Projs.):
Series 2016 C, 4.125%, tender 10/1/29 (b)(d)	370,000	372,506
Series 2016 G, 3.625%, tender 10/1/29 (b)	270,000	273,086
TOTAL NEVADA		21,159,043
New Hampshire - 0.3%
Nat'l. Fin. Auth. Hosp. Rev. (St. Luke's Univ. Health Network Proj.) Series 2021 B, 5% 8/15/25	1,140,000	1,159,295
Nat'l. Fin. Auth. Solid Bonds (Waste Mgmt., Inc. Proj.):
Series 2018 A, 3.615%, tender 3/7/24 (b)(d)	5,000,000	4,981,858
Series 2019 A2, 2.15%, tender 7/1/24 (b)(d)	555,000	551,271
Series 2020 A3, 4.5%, tender 3/1/24 (b)(d)	1,700,000	1,700,000
New Hampshire Health & Ed. Facilities Auth. Rev. Series 2012, 5% 7/1/27	120,000	120,031
New Hampshire St Hsg. Fin.:
Series 2023 3, 3.8% 7/1/26	1,010,000	1,014,346
Series 2023 4:
3.625% 4/1/26	215,000	214,606
3.7% 1/1/27	670,000	668,943
TOTAL NEW HAMPSHIRE		10,410,350
New Jersey - 2.0%
Burlington County Bridge Commission Lease Rev. (Governmental Leasing Prog.) Series 2021, 4% 4/1/24	425,000	425,223
Gloucester County Impt. Auth. Rev. Series 2021, 0.6% 3/1/24	2,400,000	2,400,000
New Brunswick Gen. Oblig. Series 2023, 5% 5/31/24	1,860,000	1,867,282
New Brunswick Parking Auth. Rev. Series 2020 B, 5% 9/1/25	850,000	872,530
New Jersey Econ. Dev. Auth.:
Series 2022 A:
5% 11/1/25	1,000,000	1,029,762
5% 11/1/26	1,100,000	1,156,518
Series 2023 RRR:
5% 3/1/24	5,000,000	5,000,000
5% 3/1/25	2,680,000	2,724,221
5% 3/1/26	5,065,000	5,252,463
Series 2024 SSS:
5% 6/15/26 (f)	1,970,000	2,049,808
5% 6/15/27 (f)	155,000	164,436
Series QQQ:
5% 6/15/24	300,000	301,272
5% 6/15/25	385,000	393,516
5% 6/15/26	555,000	578,918
New Jersey Econ. Dev. Auth. Rev.:
(New Jersey Gen. Oblig. Proj.) Series 2017 B, 5% 11/1/24	515,000	520,408
(New Jersey Transit Corp. Projs.) Series 2017 B, 5% 11/1/25	350,000	360,514
(Provident Montclair Proj.) Series 2017, 5% 6/1/24 (Assured Guaranty Muni. Corp. Insured)	20,000	20,073
Series 2014 UU, 5% 6/15/24	400,000	401,696
Series 2015 B, 5.25% 7/1/25	1,285,000	1,318,148
Series 2015 XX, 4% 6/15/24	545,000	545,807
Series 2016 AAA, 5% 6/15/26	3,375,000	3,520,449
Series 2019:
5.25% 9/1/24 (e)	4,485,000	4,525,165
5.25% 9/1/26 (e)	1,510,000	1,590,314
New Jersey Econ. Dev. Auth. Wtr. Facilities Rev. (New Jersey-American Wtr. Co., Inc. Proj.) Series 2020 E, 0.85% 12/1/25 (d)	1,600,000	1,488,098
New Jersey Edl. Facilities Auth. Rev. Series 2023 A:
5% 9/1/27	400,000	427,480
5% 9/1/27	200,000	213,740
New Jersey Edl. Facility:
Series 2016 A, 5% 7/1/24	2,775,000	2,788,045
Series 2016 D, 5% 7/1/25	1,860,000	1,907,366
New Jersey Gen. Oblig.:
Series 2014, 5% 6/1/24	385,000	386,456
Series 2021, 2% 6/1/25	840,000	821,118
New Jersey Health Care Facilities Fing. Auth. Rev.:
Bonds Series 2019 B2, 5%, tender 7/1/25 (b)	150,000	153,230
Series 2016 A:
5% 7/1/24 (Escrowed to Maturity)	10,000	10,045
5% 7/1/30 (Pre-Refunded to 7/1/26 @ 100)	1,000,000	1,041,801
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2015 1A, 5% 12/1/24 (d)	55,000	55,587
Series 2016 1A, 5% 12/1/24 (d)	1,430,000	1,445,255
Series 2017 1A, 5% 12/1/25 (d)	420,000	428,862
Series 2018 B, 5% 12/1/24 (d)	5,500,000	5,558,673
Series 2020, 5% 12/1/24 (d)	675,000	680,175
Series 2021 A:
5% 12/1/24 (d)	330,000	333,520
5% 12/1/25 (d)	700,000	714,770
Series 2021 B, 5% 12/1/24 (d)	570,000	576,081
Series 2023 B:
5% 12/1/25 (d)	1,800,000	1,837,980
5% 12/1/28 (d)	1,000,000	1,054,836
New Jersey Hsg. & Mtg. Fin. Agcy. Multi-family Rev. Series 2023 C, 5% 11/1/26 (d)	1,000,000	1,019,903
New Jersey Hsg. & Mtg. Fin. Agcy. Rev.:
Series 2019 D, 4% 4/1/25 (d)	150,000	149,865
Series 2021 H, 0.35% 4/1/24	775,000	772,955
New Jersey Tobacco Settlement Fing. Corp. Series 2018 A:
5% 6/1/24	4,500,000	4,515,579
5% 6/1/25	825,000	841,075
5% 6/1/26	2,500,000	2,594,276
New Jersey Tpk. Auth. Tpk. Rev. Series 2024, 5% 1/1/28 (f)	455,000	486,766
New Jersey Trans. Trust Fund Auth.:
Series 2008 A, 0% 12/15/25	1,000,000	941,975
Series 2010 A:
0% 12/15/25	510,000	480,407
0% 12/15/27	145,000	128,639
Series 2016 A, 5% 6/15/27	90,000	94,135
Series 2018 A, 5% 6/15/24	670,000	672,857
Series 2022 AA:
5% 6/15/24	330,000	331,399
5% 6/15/25	155,000	158,429
Series 2023 AA:
5% 6/15/25	2,250,000	2,299,770
5% 6/15/26	425,000	443,508
Series A, 5% 12/15/25	200,000	206,536
Newark Gen. Oblig. Series 2020 A, 5% 10/1/27	2,200,000	2,343,499
Piscataway Township Gen. Oblig. Series 2019, 2% 2/1/31	500,000	440,526
The Board of Ed. of Newark Series 2021:
5% 7/15/25 (Build America Mutual Assurance Insured)	250,000	255,905
5% 7/15/26 (Build America Mutual Assurance Insured)	300,000	312,448
TOTAL NEW JERSEY		78,432,093
New Mexico - 0.4%
Farmington Poll. Cont. Rev. Bonds (Pub. Svc. Co. of New Mexico San Juan Proj.) Series 2010 D, 3.9%, tender 6/1/28 (b)	3,000,000	3,011,296
New Mexico Edl. Assistance Foundation Series 2021 1A, 5% 9/1/24 (d)	1,000,000	1,006,448
New Mexico Mtg. Fin. Auth.:
Series 2018 A1, 4% 1/1/49	150,000	149,217
Series 2019 C, 4% 1/1/50	290,000	288,730
Series 2021 C, 3% 1/1/52	450,000	435,584
Series 2021 D, 3% 7/1/52	2,150,000	2,077,392
Series 2023 C, I 5.75% 3/1/54	300,000	322,609
New Mexico Mtg. Fin. Auth. Multi-family Hsg. Rev. Bonds (Santa Fe Apts. and Sangre De Cristo Proj.) Series 2023, 5%, tender 6/1/25 (b)	5,000,000	5,030,855
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev.:
Bonds Series 2019 A, 5%, tender 5/1/25 (b)	1,070,000	1,085,058
Series 2019 A:
4% 11/1/24	250,000	250,209
4% 5/1/25	960,000	961,182
TOTAL NEW MEXICO		14,618,580
New York - 4.2%
Bellmore Union Free School District Series 2019 A, 2% 6/15/29	530,000	482,911
Dorm. Auth. New York Univ. Rev. Series 2016 A, 5% 7/1/24	40,000	40,155
East Hampton Union Free School District Series 2017, 2.1% 6/1/27	340,000	321,206
Hempstead Local Dev. Corp. Rev. (Adelphi Univ. Proj.) Series 2021, 5% 6/1/24	940,000	942,890
Long Island Pwr. Auth. Elec. Sys. Rev. Bonds:
Series 2019 B, 1.65%, tender 9/1/24 (b)	1,055,000	1,041,971
Series 2020 B, 0.85%, tender 9/1/25 (b)	7,060,000	6,740,412
Series 2021 B, 1.5%, tender 9/1/26 (b)	470,000	442,935
Massapequa Union Free School District Series 2019, 2% 10/1/31	530,000	462,989
Monroe County Indl. Dev. Agcy. Bonds (Andrews Terrace Cmnty. Partners, L.P. Proj.) Series 2023 B1, 5%, tender 7/1/27 (b)	780,000	812,896
Monroe County Indl. Dev. Corp. (The Rochester Gen. Hosp. Proj.) Series 2017, 5% 12/1/26	350,000	363,376
New York City Gen. Oblig.:
Series 2006, 4.38%, tender 6/1/36 (Assured Guaranty Muni. Corp. Insured) (b)	1,000,000	1,000,000
Series 2007 A, 4.05%, tender 8/1/26 (Assured Guaranty Muni. Corp. Insured) (b)	625,000	625,000
Series 2007 C-4, 3.95%, tender 1/1/32 (Assured Guaranty Muni. Corp. Insured) (b)	225,000	225,000
Series 2007, 2.5%, tender 3/6/24 (Assured Guaranty Muni. Corp. Insured) (b)	2,025,000	2,025,000
Series 2008 A-3, 4%, tender 8/1/26 (Assured Guaranty Muni. Corp. Insured) (b)	1,800,000	1,800,000
Series 2008 C-4, 4.35%, tender 10/1/27 (b)	8,675,000	8,675,000
Series 2008 J11, 5% 8/1/26	260,000	272,205
Series 2014 J, 5% 8/1/25	410,000	413,061
Series 2018 A:
5% 8/1/24	150,000	151,156
5% 8/1/26	565,000	591,523
Series 2023 C, 5% 8/1/25	2,500,000	2,566,495
Series 2023 D, 5% 8/1/25	2,000,000	2,053,196
Series 2023 F1:
5% 8/1/25	1,250,000	1,283,248
5% 8/1/26	5,600,000	5,862,884
Series C, 5% 8/1/26	220,000	230,328
Series I1, 5% 3/1/27	200,000	200,237
New York City Health & Hosp. Corp. Rev. Series A, 4% 2/15/25	1,440,000	1,453,176
New York City Hsg. Dev. Corp. Bonds Series 2023 E2, 3.8%, tender 1/3/28 (b)	115,000	115,421
New York City Hsg. Dev. Corp. Multifamily Hsg. Bonds:
Series 2021 C2, 0.7%, tender 7/1/25 (b)	2,710,000	2,575,981
Series 2021 K2, 0.9%, tender 1/1/26 (b)	1,820,000	1,707,299
Series 2021, 0.6%, tender 7/1/25 (b)	425,000	403,477
Series 2023 A2:
3.7%, tender 12/30/27 (b)	6,000,000	6,021,323
3.73%, tender 12/29/28 (b)	1,000,000	1,002,318
Series 2023 D, 4.3%, tender 11/1/28 (b)	375,000	382,191
Series A3, 1.125%, tender 11/1/24 (b)	1,110,000	1,087,885
New York City Indl. Dev. Agcy. Rev. Series 2021 A:
5% 1/1/25 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,013,408
5% 1/1/26 (Assured Guaranty Muni. Corp. Insured)	1,365,000	1,408,982
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2022 DD, 3.5% 6/15/33 (b)	2,000,000	2,000,000
New York City Transitional Fin. Auth. Series 2017, 5% 8/1/24	250,000	251,866
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2016 S 1:
5% 7/15/24	70,000	70,426
5% 7/15/24 (Escrowed to Maturity)	305,000	306,844
Series 2018 S1, 5% 7/15/25 (Escrowed to Maturity)	370,000	379,996
New York City Transitional Fin. Auth. Rev.:
Series 2014 D1, 5% 2/1/27	350,000	350,398
Series 2015 C, 5% 11/1/27	2,620,000	2,673,810
Series 2021 F1, 5% 11/1/27	775,000	839,418
New York Dorm. Auth. Personal Income Tax Rev. Series 2014 E, 5% 2/15/26 (Pre-Refunded to 2/15/25 @ 100)	300,000	305,832
New York Dorm. Auth. Rev.:
Bonds Series 2019 B2, 5%, tender 5/1/24 (b)	3,005,000	3,007,854
Series 2015 A, 5% 7/1/24	275,000	276,669
Series 2021 A, 5% 7/1/24	2,160,000	2,170,154
Series 2022 A:
5% 7/1/26	200,000	207,585
5% 7/1/27	500,000	528,960
New York Dorm. Auth. Sales Tax Rev. Series 2015 A, 5% 3/15/24 (Escrowed to Maturity)	250,000	250,138
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Series 2016 A:
4% 11/15/25	350,000	356,591
5% 11/15/26	1,055,000	1,117,899
Series 2017 A, 3% 11/15/30	425,000	422,134
New York Metropolitan Trans. Auth. Rev.:
Bonds:
Series 2005 D1, U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.330% 3.888%, tender 3/1/24 (b)(c)	5,065,000	5,064,364
Series 2019 A1, 5%, tender 11/15/24 (b)	15,700,000	15,768,529
Series 2019 D1, 5%, tender 11/15/24 (b)	4,000,000	4,017,371
Series 2020 A2, 5%, tender 5/15/24 (b)	3,750,000	3,753,613
Series 2015 A1, 5% 11/15/27	1,000,000	1,019,980
Series 2016 D, 5% 11/15/27	1,070,000	1,123,505
Series 2017 A2, 5% 11/15/25	1,880,000	1,940,607
Series 2017 B, 5% 11/15/27	1,185,000	1,270,586
Series 2017 C1, 5% 11/15/28	660,000	713,831
Series 2017 D, 5% 11/15/25	2,140,000	2,208,989
New York St Mtg. Agcy. Homeowner Series 2015 194, 3.35% 4/1/25 (d)	2,490,000	2,476,908
New York State Dorm. Auth.:
Series 2017 A, 5% 2/15/25 (Escrowed to Maturity)	250,000	254,860
Series 2018 A, 5% 3/15/25 (Escrowed to Maturity)	200,000	204,167
New York State Energy Research & Dev. Auth. Poll. Cont. Rev. Series 1999, 4.65%, tender 3/1/24 (AMBAC Insured) (b)	300,000	300,000
New York State Hsg. Fin. Agcy. Rev.:
Bonds:
Series 2021 D2, 0.65%, tender 11/1/25 (b)	405,000	379,345
Series 2021 J2, 1.1%, tender 5/1/27 (b)	980,000	889,054
Series 2021 K2, 1%, tender 11/1/26 (b)	265,000	243,697
Series 2023 E2:
3.8%, tender 5/1/27 (b)	670,000	671,977
3.875%, tender 5/1/28 (b)	120,000	120,444
Series 2024 A, 3.375%, tender 11/1/27 (b)(f)	7,285,000	7,286,072
Series J, 0.75% 5/1/25	320,000	306,441
New York State Mtg. Agcy. Homeowner Mtg.:
Series 2021 232, 5% 4/1/24 (d)	1,110,000	1,110,656
Series 2023 251:
3.65% 10/1/25 (d)	535,000	529,384
3.7% 4/1/26 (d)	955,000	942,144
Series 221, 3.5% 10/1/32 (d)	40,000	39,204
New York Trans. Dev. Corp.:
(Delta Airlines, Inc. Laguardia Arpt. Terminals C&D Redev. Proj.) Series 2018, 5% 1/1/26 (d)	2,500,000	2,543,022
(Term. 4 JFK Int'l. Arpt. Proj.) Series 2020 A, 5% 12/1/25 (d)	3,050,000	3,109,189
(Term. 4 John F. Kennedy Int'l. Arpt. Proj.):
Series 2020 A, 5% 12/1/27 (d)	1,025,000	1,075,296
Series 2022:
5% 12/1/26 (d)	5,870,000	6,067,931
5% 12/1/27 (d)	1,915,000	2,008,968
New York Urban Dev. Corp. Rev.:
Series 2014 A, 5% 3/15/26 (Pre-Refunded to 3/15/24 @ 100)	340,000	340,167
Series 2016 A, 5% 3/15/29	420,000	436,291
Series 2017 C, 5% 3/15/26	1,060,000	1,105,194
Niagara Frontier Trans. Auth. Arpt. Rev. Series 2019 A, 5% 4/1/24 (d)	2,885,000	2,886,374
Suffolk County Gen. Oblig.:
Series 2022 A, 5% 6/15/25	295,000	302,044
Series 2022 B:
5% 10/1/25	340,000	350,276
5% 10/1/26	175,000	184,434
Tobacco Settlement Asset Securitization Corp. Series 2017 A, 5% 6/1/25	1,680,000	1,706,726
Triborough Bridge & Tunnel Auth. Bonds:
Series 2021 A2:
2%, tender 5/15/24 (b)	1,000,000	994,981
2%, tender 5/15/26 (b)	1,285,000	1,232,637
2%, tender 5/15/28 (b)	450,000	418,438
Series 2021 B, 5%, tender 5/15/26 (b)	5,000,000	5,173,820
Series 2021 C, 5%, tender 5/15/26 (b)	4,200,000	4,346,009
Triborough Bridge & Tunnel Auth. Revs. Series 2023 A, 5% 11/15/24	5,370,000	5,440,598
Westchester County Indl. Dev. Bonds (Armory Plaza Hsg., L.P. Proj.) Series 2023, 3.625%, tender 3/22/24 (b)	3,500,000	3,495,035
Yonkers Gen. Oblig.:
Series 2021 A, 5% 2/15/26 (Assured Guaranty Muni. Corp. Insured)	400,000	415,942
Series 2021 B, 5% 2/15/26	320,000	332,754
TOTAL NEW YORK		168,915,963
New York And New Jersey - 0.8%
Port Auth. of New York & New Jersey:
Series 193, 5% 10/15/25 (d)	1,000,000	1,026,303
Series 2014 185, 5% 9/1/25 (d)	415,000	417,892
Series 2014 186, 5% 10/15/26 (d)	2,800,000	2,816,641
Series 2015 193, 5% 10/15/27 (d)	1,130,000	1,152,888
Series 2016 195:
5% 10/1/25 (d)	1,065,000	1,092,225
5% 10/1/26 (d)	525,000	544,819
Series 2018, 5% 9/15/25 (d)	2,075,000	2,126,339
Series 2020 221, 5% 7/15/24 (d)	605,000	607,999
Series 2023 242:
5% 12/1/24 (d)	2,430,000	2,456,279
5% 12/1/25 (d)	8,525,000	8,728,049
5% 12/1/26 (d)	4,640,000	4,829,663
5% 12/1/27 (d)	5,000,000	5,284,842
Series 207, 5% 9/15/24 (d)	430,000	433,236
Series 223:
5% 7/15/24 (d)	1,250,000	1,256,195
5% 7/15/25 (d)	885,000	904,119
TOTAL NEW YORK AND NEW JERSEY		33,677,489
North Carolina - 1.1%
Charlotte Int'l. Arpt. Rev.:
Series 2017 B, 5% 7/1/25 (d)	100,000	101,893
Series 2021 B, 5% 7/1/24 (d)	2,000,000	2,007,775
Series 2023 B:
5% 7/1/26 (d)	455,000	470,913
5% 7/1/28 (d)	400,000	428,554
5% 7/1/29 (d)	1,150,000	1,250,223
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Bonds:
Series 2018 B, 1.95%, tender 11/1/29 (b)	3,075,000	2,770,515
Series 2018 C, 3.45%, tender 10/31/25 (b)	2,805,000	2,807,537
Series 2018 E, 0.8%, tender 10/31/25 (b)	1,500,000	1,432,926
Series 2021 B, 5%, tender 12/2/24 (b)	4,285,000	4,328,082
Series 2023 D, 3.625%, tender 6/15/27 (b)	2,350,000	2,356,504
Columbus County Indl. Facilities And Poll. Cont. Fing. Auth. Rev. Bonds Series 2019 C, 2.1%, tender 10/1/24 (b)(d)	2,000,000	1,976,689
New Hanover County Hosp. Rev. Series 2017, 5% 10/1/26 (Escrowed to Maturity)	290,000	304,454
North Carolina Cap. Facilities Fin. Agcy. Rev.:
(Duke Univ. Proj.) Series 2015 B, 5% 10/1/55 (Pre-Refunded to 10/1/25 @ 100)	9,750,000	10,037,094
Bonds (Republic Svcs., Inc. Proj.) Series 2013, 4.35%, tender 3/15/24 (b)(d)	10,000,000	9,999,956
North Carolina Grant Anticipation Rev.:
Series 2015, 5% 3/1/26	1,850,000	1,883,123
Series 2019, 5% 3/1/25	335,000	341,261
North Carolina Hsg. Fin. Agcy. Multi Hsg. Rev. Bonds Series 2021, 4.5%, tender 6/1/24 (b)	1,000,000	999,975
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Series 2015 A, 5% 1/1/25	200,000	202,763
North Carolina State Ed. Assistance Auth. Student Ln. Rev. Series 2020 A, 5% 6/1/26 (d)	1,000,000	1,031,896
Raleigh Durham Arpt. Auth. Arpt. Rev.:
Series 2017 A, 5% 5/1/27 (d)	745,000	783,023
Series 2020 A, 5% 5/1/27 (d)	130,000	136,635
TOTAL NORTH CAROLINA		45,651,791
North Dakota - 0.1%
Cass County Joint Wtr. Resource District Series 2021 A, 0.48% 5/1/24	3,000,000	2,980,535
North Dakota Hsg. Fin. Agcy. Series 2023 F, 6.25% 1/1/54	70,000	76,757
TOTAL NORTH DAKOTA		3,057,292
Ohio - 0.9%
Akron Bath Copley Hosp. District Rev. Series 2016, 5% 11/15/24	45,000	45,346
Allen County Hosp. Facilities Rev. Bonds Series 2022 B1, 5%, tender 8/3/27 (b)	5,000,000	5,261,421
American Muni. Pwr., Inc. Rev.:
Bonds Series 2021 A2, 1%, tender 8/15/24 (b)	565,000	557,293
Series 2023 A:
5% 2/15/25	320,000	325,322
5% 2/15/26	1,775,000	1,836,870
5% 2/15/27	2,790,000	2,948,267
Butler County Hosp. Facilities Rev. Series 2017, 5% 11/15/25	1,500,000	1,515,134
Cleveland Arpt. Sys. Rev.:
Series 2016 A:
5% 1/1/25 (Assured Guaranty Muni. Corp. Insured)	395,000	400,361
5% 1/1/26 (Assured Guaranty Muni. Corp. Insured)	10,000	10,142
Series 2018 A:
5% 1/1/25 (d)	1,425,000	1,438,302
5% 1/1/26 (d)	290,000	297,010
Series 2019 B, 5% 1/1/27 (d)	350,000	364,104
Columbus Gen. Oblig. Series 2018 A, 5% 4/1/24	4,000,000	4,005,115
Columbus-Franklin County Fin. Auth. Bonds (Dering Family Homes Proj.) Series 2023, 5%, tender 2/1/27 (b)	765,000	790,093
Dayton City School District Ctfs. Prtn. Series 2021, 3% 12/1/24	165,000	164,303
Franklin County Rev. Bonds Series 2013 OH, 3.7%, tender 5/1/24 (b)	5,200,000	5,199,229
Miami County Hosp. Facilities Rev. (Kettering Health Network Obligated Group Proj.) Series 2019:
5% 8/1/24	770,000	774,023
5% 8/1/25	310,000	316,995
5% 8/1/26	535,000	557,075
Miami Univ. Series 2022 A, 5% 9/1/24	550,000	554,592
Ohio Higher Edl. Facility Commission Rev.:
(Xavier Univ. 2020 Proj.) Series 2020, 5% 5/1/24	490,000	490,954
Bonds (Case Western Reserve Univ. Proj.) Series 2019 C, 1.625%, tender 12/1/26 (b)	605,000	574,616
Ohio Hosp. Facilities Rev. Series 2017 A, 5% 1/1/26	500,000	518,365
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev.:
(Mtg. Backed Securities Prog.) Series 2019 B, 4.5% 3/1/50	30,000	30,142
(Mtg.-Backed Securities Prog.) Series 2023 B, 6% 3/1/55	260,000	284,959
Ohio Tpk. Commission Tpk. Rev. (Infrastructure Projs.) Series 2022 A, 5% 2/15/25	1,055,000	1,074,131
Scioto County Hosp. Facilities Rev.:
Series 2016:
5% 2/15/25	35,000	35,419
5% 2/15/26	405,000	415,258
Series 2019, 5% 2/15/29	600,000	625,844
Toledo Gen. Oblig. Series 2020:
3% 12/1/24	510,000	507,454
3% 12/1/24	425,000	422,878
Univ. of Akron Gen. Receipts Series 2019 A, 5% 1/1/25	400,000	405,854
Wooster Ohio Series 2023, 4.5% 6/7/24	2,000,000	2,005,498
TOTAL OHIO		34,752,369
Oklahoma - 0.5%
Cleveland County Edl. Facilities Auth.:
(Moore Pub. Schools Proj.) Series 2021, 4% 6/1/25	295,000	297,806
(Norman Pub. Schools Proj.) Series 2019, 5% 6/1/25	3,500,000	3,575,534
Jackson County Facilities Auth. Rev. (Jackson County Courthouse Proj.) Series 2022:
3% 10/1/24	400,000	397,525
3% 10/1/25	730,000	721,764
Mcintosh County Edl. Facilities Auth. (Checotah Pub. School Proj.) Series 2022, 2% 9/1/25	650,000	630,581
Oklahoma City Arpt. Trust Series 2018, 5% 7/1/24 (d)	1,665,000	1,670,390
Oklahoma County Independent School District #89 Oklahoma City Series 2023 A, 3% 7/1/26	5,990,000	5,987,157
Oklahoma Dev. Fin. Auth. Health Sys. Rev. Series 2020 C, 3.69% 8/15/31 (b)	2,450,000	2,450,000
Oklahoma Hsg. Fin. Agcy. Single Family Mtg. Rev.:
(Homeownership Ln. Prog.) Series 2023 C, 6% 3/1/54	50,000	55,055
(Homeownership Load Prog.) Series 2023 D, 6.5% 9/1/54	55,000	62,187
Oklahoma Tpk. Auth. Tpk. Rev. Series 2017 D, 5% 1/1/25	315,000	320,023
Tulsa County Independent School District #1 Series 2021 B, 0.25% 9/1/24	4,000,000	3,911,443
Tulsa County Indl. Auth. Edl. Facilities Lease Rev. (Berryhill Pub. School Proj.) Series 2020:
4% 9/1/24	445,000	446,023
4% 9/1/25	690,000	696,907
Univ. of Oklahoma Gen. Rev. Series 2020 B, 4% 7/1/24	490,000	490,770
Washington County Okla Edl. Facsa (Dewey Pub. Schools Proj.) Series 2023, 5% 9/1/27	455,000	477,458
TOTAL OKLAHOMA		22,190,623
Oregon - 0.5%
Marion & Polk Counties Salem-Keizer School District #24J Series 2020, 0% 6/15/28	370,000	314,675
Multnomah County Hosp. Facilities Auth. Rev. Bonds Series 2019, 5%, tender 3/1/25 (b)	6,185,000	6,214,974
Oregon Bus. Dev. Commission Recovery Zone Facility Bonds (Intel Corp. Proj.) Series 2023 232, 3.8%, tender 6/15/28 (b)	2,000,000	2,034,988
Oregon Facilities Auth. Rev. (Samaritan Health Svcs. Proj.) Series 2016 A, 5% 10/1/29	1,000,000	1,031,629
Oregon Gen. Oblig. Series 2021 A, 5% 5/1/24	1,500,000	1,504,100
Oregon State Hsg. & Cmnty. Svcs. Dept. (Single - Family Mtg. Prog.) Series 2023 D, 3.55% 9/28/24	2,000,000	2,000,087
Port of Morrow Full Faith and Cr. Obligations Series 2021 D:
4% 12/1/24	150,000	150,546
4% 12/1/25	150,000	151,823
Port of Portland Arpt. Rev.:
Series 2014 22, 5% 7/1/25 (d)	1,255,000	1,260,674
Series 2022, 5% 7/1/25 (d)	2,115,000	2,155,031
Series 26 C:
5% 7/1/24 (d)	1,000,000	1,004,213
5% 7/1/26 (d)	1,150,000	1,190,220
Salem Hosp. Facility Auth. Rev. (Cap. Manor Proj.) Series 2022, 5% 5/15/26	135,000	135,855
TOTAL OREGON		19,148,815
Pennsylvania - 3.4%
Allegheny County Hosp. Dev. Auth. Rev.:
Bonds Series 2017 E, 0.000% x SIFMA Municipal Swap Index 3.94%, tender 5/15/27 (b)(c)	4,000,000	3,952,231
Series 2019 A, 5% 7/15/24	1,745,000	1,754,600
Series 2021 B:
5% 10/15/24	705,000	711,841
5% 10/15/25	740,000	761,229
Allegheny County Sanitation Auth. Swr. Rev. Series 2020 A, 4% 6/1/24	300,000	300,378
Commonwealth Fing. Auth. Rev. Series 2019 B, 5% 6/1/24	275,000	276,040
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Series 2022, 5% 1/1/25	1,805,000	1,831,859
Geisinger Auth. Health Sys. Rev. Bonds Series 2020 B, 5%, tender 2/15/27 (b)	4,975,000	5,149,967
Lancaster County Hosp. Auth. Health Ctr. Rev. (Masonic Villages Proj.) Series 2023, 5.5% 11/1/24	835,000	842,014
Laurel Highlands School District Series 2021, 4% 2/1/25	345,000	346,389
Lycoming County Auth. Rev. Bonds Series 2013 S2, 4.5%, tender 10/31/24 (b)	1,400,000	1,394,601
Monroeville Fin. Auth. UPMC Rev. Series 2023 C, 5% 5/15/24	260,000	260,742
Montgomery County Higher Ed. & Health Auth. Rev. Series 2019, 5% 9/1/26	1,250,000	1,295,895
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.):
Series 2019 A, 4%, tender 4/15/24 (b)(d)	750,000	749,729
Series 2019 B1, 4%, tender 4/15/24 (b)(d)	850,000	849,693
(Republic Svcs., Inc. Proj.):
Series 2014, 4.3%, tender 4/1/24 (b)(d)	11,900,000	11,899,598
Series 2019 B2, 4%, tender 7/15/24 (b)(d)	9,880,000	9,870,453
(Waste Mgmt., Inc. Proj.) Series 2013, 4.1%, tender 5/1/24 (b)(d)	16,550,000	16,544,550
(Waste Mgmt., Inc. Proj.):
Series 2017 A, 0.58%, tender 8/1/24 (b)(d)	1,200,000	1,180,038
Series 2021 A, SIFMA Municipal Swap Index + 0.400% 3.64%, tender 3/7/24 (b)(c)(d)	1,365,000	1,361,265
Series 2021 A2, 4.6%, tender 10/1/26 (b)(d)	9,005,000	9,097,652
Series 2011, 2.15%, tender 7/1/24 (b)(d)	775,000	765,972
Pennsylvania Gen. Oblig.:
Series 2018:
3.2% 3/1/29	640,000	644,196
3.35% 3/1/30	950,000	959,191
Series 2019, 5% 7/15/26	1,650,000	1,733,473
Series 2023:
5% 9/1/26	6,590,000	6,944,807
5% 9/1/27	16,250,000	17,534,554
Pennsylvania Hsg. Fin. Agcy.:
Series 2021 134B, 5% 10/1/24 (d)	1,000,000	1,005,355
Series 2021 135 B:
5% 4/1/24 (d)	600,000	600,332
5% 10/1/24 (d)	805,000	809,311
5% 4/1/25 (d)	180,000	181,919
Series 2021 137:
5% 4/1/24	200,000	200,202
5% 4/1/25	200,000	203,294
5% 10/1/26	280,000	292,822
Series 2022 138, 5% 4/1/25	2,415,000	2,454,770
Pennsylvania Tpk. Commission Registration Fee Rev. Bonds Series 2023, NULL 3.24%, tender 7/15/26 (b)	8,000,000	7,992,552
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2017 B2:
5% 6/1/28	410,000	434,828
5% 6/1/29	690,000	731,078
Series 2022 B:
5% 12/1/24	695,000	704,049
5% 12/1/25	425,000	439,784
Philadelphia Arpt. Rev.:
Series 2015 A, 5% 6/15/26 (d)	1,000,000	1,013,329
Series 2017 A, 5% 7/1/24	40,000	40,209
Series 2017 B:
5% 7/1/24 (d)	1,160,000	1,163,906
5% 7/1/25 (d)	440,000	447,413
5% 7/1/26 (d)	3,360,000	3,471,427
Series 2020 C, 5% 7/1/25 (d)	2,450,000	2,491,276
Series 2021:
5% 7/1/24 (d)	1,970,000	1,976,634
5% 7/1/25 (d)	4,245,000	4,316,516
5% 7/1/28 (d)	95,000	100,835
Philadelphia Auth. for Indl. Dev. Series 2020 C, 4% 11/1/24	535,000	535,932
Philadelphia Gas Works Rev. Series 2015 13:
5% 8/1/25	420,000	429,886
5% 8/1/29	2,000,000	2,041,737
Reading School District Series 2017:
5% 3/1/25 (Assured Guaranty Muni. Corp. Insured)	5,000	5,067
5% 3/1/26 (Assured Guaranty Muni. Corp. Insured)	5,000	5,165
5% 3/1/27 (Assured Guaranty Muni. Corp. Insured)	5,000	5,271
5% 3/1/28 (Assured Guaranty Muni. Corp. Insured)	5,000	5,279
Southcentral Pennsylvania Gen. Auth. Rev. Series 2021 TT2:
5% 5/1/24	210,000	210,409
5% 5/1/25	340,000	345,157
5% 5/1/26	320,000	329,942
Township of East Vincent Gen. Oblig. Series 2021, 3% 12/1/24	250,000	249,026
Westmoreland County Indl. Dev. Auth. (Excela Health Proj.) Series 2020 A, 4% 7/1/24	450,000	449,378
TOTAL PENNSYLVANIA		134,697,047
Rhode Island - 0.1%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2016:
5% 5/15/24	160,000	160,186
5% 5/15/25	120,000	121,175
Rhode Island Health & Edl. Bldg. Corp. Pub. Schools Rev. Series 2015, 5% 5/15/25 (Assured Guaranty Muni. Corp. Insured)	130,000	132,432
Rhode Island Hsg. & Mtg. Fin. Corp.:
Series 2019 70, 4% 10/1/49	50,000	49,767
Series 2022 76 A:
5% 4/1/27	35,000	36,945
5% 4/1/28	250,000	267,944
5% 4/1/29	300,000	325,663
Rhode Island Student Ln. Auth. Student Ln. Rev.:
Series 2018 A, 5% 12/1/25 (d)	855,000	873,041
Series 2019 A:
5% 12/1/26 (d)	570,000	591,482
5% 12/1/28 (d)	490,000	522,353
Series A, 4% 12/1/26 (d)	145,000	145,085
Tobacco Settlement Fing. Corp. Series 2015 A:
5% 6/1/26	75,000	76,269
5% 6/1/27	20,000	20,353
TOTAL RHODE ISLAND		3,322,695
South Carolina - 0.2%
Scago Edl. Facilities Corp. for Colleton School District (School District of Colleton County Proj.) Series 2015, 5% 12/1/26	25,000	25,529
South Carolina Assoc. of Governmental Organizations Ctfs. of Prtn. Series 2023 A, 5% 3/1/24	650,000	650,000
South Carolina Hsg. Fin. & Dev. Auth. Mtg. Rev.:
Series 2019 A, 4% 1/1/50	75,000	74,657
Series 2023 B, 6% 1/1/54	150,000	165,164
South Carolina Jobs-Econ. Dev. Auth. Hosp. Impt. Rev. Bonds Series 2020 B, 5%, tender 10/1/25 (b)	200,000	204,371
South Carolina Ports Auth. Ports Rev.:
Series 2015 (AMT), 5% 7/1/45 (Pre-Refunded to 7/1/25 @ 100) (d)	1,260,000	1,290,433
Series 2015:
5.25% 7/1/50 (Pre-Refunded to 7/1/25 @ 100) (d)	2,470,000	2,537,608
5.25% 7/1/55 (Pre-Refunded to 7/1/25 @ 100) (d)	445,000	457,180
5.25% 7/1/55 (Pre-Refunded to 7/1/25 @ 100) (d)	1,075,000	1,104,424
Series 2019 B, 5% 7/1/26 (d)	185,000	190,843
South Carolina Pub. Svc. Auth. Rev.:
Series 2014 C, 5% 12/1/25	190,000	191,524
Series 2015 A, 5% 12/1/25	115,000	116,534
Series 2020 A:
5% 12/1/24	40,000	40,348
5% 12/1/24 (Escrowed to Maturity)	95,000	96,307
5% 12/1/24 (Escrowed to Maturity)	230,000	233,164
Series 2021 A:
5% 12/1/24	375,000	378,259
5% 12/1/25	850,000	870,245
Series 2022 C, 5% 12/1/25	360,000	368,575
Series 2022 E:
5% 12/1/25	150,000	153,573
5% 12/1/26	170,000	177,584
TOTAL SOUTH CAROLINA		9,326,322
South Dakota - 0.5%
South Dakota Board of Regents Hsg. and Auxiliary Facilities Series 2021:
3% 4/1/24	425,000	424,700
3% 4/1/25	500,000	495,884
South Dakota Health & Edl. Facilities Auth. Rev. Bonds Series 2019 A, 5%, tender 7/1/24 (b)	1,940,000	1,941,457
South Dakota Hsg. Dev. Auth.:
Bonds Series 2023 J, 3.875%, tender 12/12/24 (b)	17,800,000	17,848,329
Series 2017 D, 4% 11/1/47	425,000	422,982
Series 2023 G, 6.25% 5/1/55	100,000	109,658
TOTAL SOUTH DAKOTA		21,243,010
Tennessee - 1.1%
Jackson Hosp. Rev. Series 2015, 5% 4/1/27	5,750,000	5,822,114
Johnson City Health & Edl. Hosp. Rev. Series 2023 A:
5% 7/1/25	1,250,000	1,269,600
5% 7/1/26	400,000	413,718
Lewisburg Indl. Dev. Board Bonds (Waste Mgmt. Tennessee Proj.) Series 2012, 4.1%, tender 5/1/24 (b)(d)	2,800,000	2,799,078
Memphis-Shelby County Arpt. Auth. Arpt. Rev.:
Series 2020 B:
5% 7/1/24 (d)	3,750,000	3,761,654
5% 7/1/25 (d)	2,200,000	2,234,781
Series 2021 A, 5% 7/1/25 (d)	2,750,000	2,793,476
Series 2021 C:
1.875% 7/1/25 (d)	675,000	648,591
5% 7/1/24 (d)	1,850,000	1,855,749
Metropolitan Gov Nashvle&David Ind. Bonds (Waste Mgmt., Inc. Proj.) Series 2001, 0.58%, tender 8/1/24 (b)(d)	400,000	393,346
Metropolitan Nashville Arpt. Auth. Rev. Series 2019 B:
5% 7/1/25 (d)	1,910,000	1,938,711
5% 7/1/26 (d)	1,695,000	1,745,473
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Series 2017, 4% 7/1/28	1,440,000	1,493,050
Tennergy Corp. Gas Rev.:
Bonds Series 2019 A, 5%, tender 10/1/24 (b)	8,600,000	8,652,192
Series 2021 A, 4% 3/1/24	300,000	300,000
Tennessee Energy Acquisition Corp. Bonds:
Series 2018, 4%, tender 11/1/25 (b)	3,500,000	3,510,518
Series 2023 A1, 5%, tender 5/1/28 (b)	3,000,000	3,102,671
Tennessee Hsg. Dev. Agcy. Series 2015 A, 3.5% 7/1/45	105,000	103,900
Tennessee Hsg. Dev. Agcy. Residential Series 2021 3A, 3% 1/1/52	215,000	207,690
TOTAL TENNESSEE		43,046,312
Texas - 7.3%
Alvin Independent School District Series 2024, 5% 2/15/29	750,000	833,205
Andrews County Hosp. District Series 2021, 5% 3/15/26	1,430,000	1,475,242
Atascosa County Indl. Dev. Corp. Poll. Cont. Rev. Series 2020, 5% 12/15/24	550,000	557,021
Austin Arpt. Sys. Rev.:
Series 2014, 5% 11/15/26 (d)	715,000	718,352
Series 2019:
5% 11/15/24 (d)	3,360,000	3,387,458
5% 11/15/25 (d)	3,230,000	3,305,098
Bexar County Gen. Oblig. Series 2014, 5% 6/15/25	960,000	966,123
Boerne Independent School District Bonds Series 2023, 3.125%, tender 2/1/27 (b)	6,945,000	6,926,208
Central Reg'l. Mobility Auth.:
Series 2016, 5% 1/1/26	75,000	77,444
Series 2020 B:
5% 1/1/25	125,000	126,645
5% 1/1/26	125,000	129,073
Series 2020 F, 5% 1/1/25	7,540,000	7,574,790
Series 2021 C, 5% 1/1/27	1,180,000	1,213,969
Clear Creek Independent School District Bonds:
Series 2013 B, 3.6%, tender 8/15/25 (b)	5,785,000	5,810,426
Series 2021 B, 0.28%, tender 8/15/24 (b)	630,000	620,290
Clifton Higher Ed. Fin. Corp. Ed. Rev. Series 2022 A, 5% 8/15/26	475,000	486,545
Coastal Bend Health Facilities Dev. Corp. Series 2005 B2, 4.09%, tender 7/1/31 (Assured Guaranty Muni. Corp. Insured) (b)	4,900,000	4,900,000
Cypress-Fairbanks Independent School District Bonds Series 2015 B1, 0.28%, tender 8/15/24 (b)	4,070,000	4,007,270
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2020 A, 5% 11/1/24	225,000	227,632
Series 2021 B, 5% 11/1/24	3,500,000	3,540,949
Series 2023 B, 5% 11/1/25	5,000,000	5,163,565
Dallas Gen. Oblig.:
Series 2023 A:
5% 2/15/25	1,170,000	1,190,007
5% 2/15/26	3,250,000	3,376,400
Series 2024 A:
5% 2/15/25	7,800,000	7,933,383
5% 2/15/26	7,800,000	8,103,359
Dallas Hsg. Fin. Corp. Multi-family Hsg. Rev. Bonds Series 2023:
5%, tender 12/1/25 (b)	400,000	408,779
5%, tender 3/1/26 (b)	1,080,000	1,101,894
Dallas Tex Spl. Tax Rev. Bonds Series 2023, 6%, tender 8/15/28 (b)(e)	8,500,000	8,615,783
Denton Independent School District:
Bonds:
Series 2014 B, 2%, tender 8/1/24 (b)	100,000	99,472
Series 2019:
2%, tender 8/1/24 (b)	75,000	74,559
2%, tender 8/1/24 (b)	425,000	422,296
Series 2016, 0% 8/15/25	35,000	33,450
East Downtown Redev. Auth. Series 2021:
5% 9/1/24	405,000	407,139
5% 9/1/26	300,000	306,408
El Paso Wtr. & Swr. Rev. Series 2017, 5% 3/1/30	1,000,000	1,059,462
Energy Acquisition Pub. Facility Corp. Series 2007, 5.5% 8/1/25	1,075,000	1,093,666
Forney Independent School District Series 2021 B, 5% 8/15/25	1,010,000	1,038,013
Fort Bend County Gen. Oblig. Series 2015 B, 5% 3/1/29	3,455,000	3,506,710
Fort Bend County Muni. Util. District Series 2021, 2% 4/1/24	750,000	748,512
Fort Bend Independent School District Bonds:
Series 2020 B, 0.875%, tender 8/1/25 (b)	3,135,000	3,018,934
Series 2021 B, 0.72%, tender 8/1/26 (b)	2,125,000	1,957,052
Series 2022 B, 3.65%, tender 8/1/24 (b)	4,000,000	3,998,605
Galveston Pub. Facility Corp. Multifamily Hsg. Rev. Bonds Series 2021, 0.47%, tender 8/1/24 (b)	3,000,000	2,943,641
Goose Creek Consolidated Independent School District Bonds Series 2021 B, 0.6%, tender 8/17/26 (b)	500,000	470,058
Hale Ctr. Ed. Facilities Corp. (Wayland Baptist Univ. Proj.) Series 2022, 5% 3/1/25	475,000	478,782
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
Bonds:
Series 2019 B:
5%, tender 10/1/24 (b)	5,000,000	5,036,136
5%, tender 12/1/24 (b)	3,345,000	3,377,985
Series 2020 A, 0.9%, tender 5/15/25 (b)	3,180,000	3,057,668
Series 2020 C2, 5%, tender 12/1/24 (b)	200,000	201,972
Series 2014 A, 5% 12/1/26	120,000	121,452
Series 2020 A, 4% 7/1/25	250,000	252,593
Harris County Health Facilities Dev. Corp. Rev.:
Series 2005 A4, 4%, tender 7/1/31 (Assured Guaranty Muni. Corp. Insured) (b)	4,825,000	4,825,000
Series A3, 4.19%, tender 7/1/31 (Assured Guaranty Muni. Corp. Insured) (b)	3,150,000	3,150,000
Houston Arpt. Sys. Rev.:
Series 2018 C, 5% 7/1/25 (d)	1,900,000	1,930,038
Series 2021 A:
5% 7/1/24 (d)	500,000	501,554
5% 7/1/26 (d)	1,250,000	1,293,718
Series 2023 A:
5% 7/1/26 (Assured Guaranty Muni. Corp. Insured) (d)	2,000,000	2,069,948
5% 7/1/28 (Assured Guaranty Muni. Corp. Insured) (d)	4,000,000	4,272,208
Houston Convention and Entertainment Facilities Dept. Hotel Occupancy Tax and Spl. Rev. Series 2021:
4% 9/1/24	250,000	250,538
4% 9/1/25	215,000	217,090
4% 9/1/26	275,000	280,364
Houston Hsg. Fin. Corp. Multi-family Hsg. Rev. Bonds Series 2023, 5%, tender 8/1/26 (b)	3,940,000	4,049,234
Houston Independent School District Bonds:
Series 2014 A2, 3.5%, tender 6/1/25 (b)	4,775,000	4,784,677
Series 2023 C, 4%, tender 6/1/25 (b)	8,765,000	8,835,594
Houston Util. Sys. Rev.:
Series 2016 B, 5% 11/15/25	1,750,000	1,806,163
Series 2021 A, 5% 11/15/27	1,000,000	1,082,985
Hsg. Synergy PFC Multifamily Hsg. Bonds (Villages of Westlake Apts.) Series 2022, 3.5%, tender 8/1/24 (b)	4,000,000	3,989,600
Katy Independent School District Bonds Series 2021 C, 1.5%, tender 8/15/24 (b)	2,500,000	2,477,144
Kilgore Independent School District Bonds Series 2022, 2%, tender 8/15/25 (b)	4,000,000	3,927,868
Klein Independent School District Series 2015 A, 5% 8/1/24	225,000	226,560
Leander Independent School District Series 2023 A, 0% 2/15/27	1,000,000	910,818
Love Field Arpt. Modernization Rev.:
Series 2015, 5% 11/1/25 (d)	1,000,000	1,021,299
Series 2017:
5% 11/1/24 (d)	750,000	755,255
5% 11/1/25 (d)	730,000	745,312
Series 2021:
5% 11/1/24 (d)	3,560,000	3,584,945
5% 11/1/25 (d)	5,125,000	5,234,155
5% 11/1/26 (d)	405,000	420,080
5% 11/1/27 (d)	415,000	437,608
Lower Colorado River Auth. Rev.:
(LCRA Transmission Servces Corp. Proj.) Series 2022, 5% 5/15/26	700,000	731,296
(LCRA Transmission Svcs. Corp. Proj.):
Series 2019, 5% 5/15/24	930,000	932,747
Series 2020, 5% 5/15/24	550,000	551,625
Series 2021, 5% 5/15/26	3,160,000	3,301,278
Series 2015 B, 5% 5/15/24	325,000	325,960
Series 2022:
5% 5/15/24 (Assured Guaranty Muni. Corp. Insured)	3,365,000	3,374,940
5% 5/15/25 (Assured Guaranty Muni. Corp. Insured)	1,435,000	1,465,068
Lubbock Elec. Lt. & Pwr. Sys. Rev. Series 2021, 5% 4/15/25	725,000	739,901
Magnolia Independent School District Series 2023, 5% 8/15/24	2,100,000	2,116,550
Mc Kinney Tex Series 2023 A:
5% 8/15/27	180,000	193,416
5% 8/15/28	350,000	383,497
Mission Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.):
Series 2008 A, 4.1%, tender 5/1/24 (b)(d)	1,600,000	1,599,473
Series 2020 A, 4.1%, tender 5/1/24 (b)(d)	11,900,000	11,896,081
(Waste Mgmt., Inc. Proj.):
Series 2018, 0.000% x SIFMA Municipal Swap Index 3.615%, tender 3/7/24 (b)(c)(d)	3,425,000	3,412,575
Series 2020 A, 4.5%, tender 3/1/24 (b)(d)	6,900,000	6,900,000
(Waste Mgmt., INC. Proj.) Series 2023 A, 4.25%, tender 6/3/24 (b)	3,000,000	2,999,615
New Caney Independent School District Bonds Series 2018, 1.25%, tender 8/15/24 (b)	1,900,000	1,880,542
Newark Higher Ed. Fin. Corp. (Abilene Christian Univ. Proj.) Series 2016 A, 5% 4/1/26	55,000	56,685
North East Texas Independent School District:
Bonds Series 2023, 3.6%, tender 8/1/24 (b)	3,000,000	2,992,194
Series 2015, 3% 8/1/27	920,000	908,404
North Texas Tollway Auth. Rev.:
Series 2017 A, 5% 1/1/26	65,000	65,058
Series 2019 B, 5% 1/1/25	325,000	329,730
Series 2020 A, 5% 1/1/25	265,000	268,726
Series 2021 B, 5% 1/1/26	695,000	719,397
Northside Independent School District Bonds:
Series 2020, 0.7%, tender 6/1/25 (b)	820,000	793,983
Series 2023 B, 3%, tender 8/1/26 (b)	5,250,000	5,193,982
Pecos Barstow Toyah Independent School District Series 2023, 5% 2/15/25	1,250,000	1,272,785
Plainview Tex Independent School District Bonds Series 2020 B, 4%, tender 8/15/26 (b)	2,000,000	2,022,414
Port of Houston Auth. Series 2023, 5% 10/1/26	955,000	1,006,241
Prosper Independent School District Bonds Series 2019 B, 4%, tender 8/15/26 (b)	2,900,000	2,939,302
San Antonio Arpt. Sys. Rev. Series 2019 A:
5% 7/1/25 (d)	400,000	406,531
5% 7/1/26 (d)	500,000	517,487
San Antonio Elec. & Gas Sys. Rev.:
Bonds:
Series 2018, SIFMA Municipal Swap Index + 0.870% 4.11%, tender 12/1/25 (b)(c)	4,065,000	4,058,489
Series 2022, 2%, tender 12/1/27 (b)	1,555,000	1,453,263
Series 2023, 3.65%, tender 12/1/26 (b)	4,000,000	3,929,888
Series 2016, 5% 2/1/25 (Escrowed to Maturity)	330,000	335,229
Series 2022, 5% 2/1/26	545,000	565,478
San Antonio Wtr. Sys. Rev. Bonds Series 2013 F, 1%, tender 11/1/26 (b)	4,250,000	3,865,357
Splendora Independent School District Series 2016 A, 5% 2/15/25	200,000	203,326
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Bonds (Baylor Scott & White Health Proj.) Series 2022 E, 5%, tender 5/15/26 (b)	2,030,000	2,093,813
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. Series 2016 A:
5% 2/15/25	1,240,000	1,259,228
5% 2/15/26	35,000	36,233
Texas A&M Univ. Rev. Series 2021 A:
5% 5/15/24	1,350,000	1,354,392
5% 5/15/26	725,000	758,202
Texas Affordable Hsg. Corp. Multi-family Hsg. Rev. Bonds Series 2023, 3.625%, tender 1/1/27 (b)	1,120,000	1,118,084
Texas Dept. of Hsg. & Cmnty. Affairs Residential Mtg. Rev. Series 2023 B, 6% 1/1/54	660,000	726,910
Texas Gen. Oblig.:
Series 2015, 5% 8/1/26 (d)	7,875,000	8,022,233
Series 2019:
4% 8/1/25 (d)	3,005,000	3,031,824
5% 8/1/25 (d)	2,805,000	2,868,298
Texas Muni. Gas Acquisition & Supply Corp. Series 2023 B:
5.25% 1/1/25	895,000	902,393
5.25% 1/1/27	1,070,000	1,106,838
Texas Muni. Pwr. Agcy. Rev. Series 2021, 3% 9/1/24 (Assured Guaranty Muni. Corp. Insured)	850,000	847,243
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Series 2015 C:
5% 8/15/24	205,000	205,960
5% 8/15/25	1,245,000	1,252,092
Texas Trans. Commission Hwy. Impt. Gen. Oblig. Bonds Series 2014 B, 0.65%, tender 4/1/26 (b)	3,750,000	3,487,625
Texas Trans. Commission State Hwy. Fund Rev. Series 2016 A, 5% 10/1/25	3,210,000	3,314,536
Univ. of Houston Univ. Revs. Series 2022 A, 5% 2/15/25	1,620,000	1,649,986
Waco Edl. Fin. Corp. Rev. Series 2021, 4% 3/1/25	400,000	402,936
Waco Gen. Oblig. Series 2022, 5% 2/1/26	2,065,000	2,144,540
TOTAL TEXAS		292,853,109
Utah - 0.5%
Salt Lake City Arpt. Rev.:
Series 2017 A, 5% 7/1/24 (d)	150,000	150,525
Series 2018 A:
5% 7/1/25 (d)	3,500,000	3,560,783
5% 7/1/26 (d)	2,000,000	2,066,326
Series 2021 A, 5% 7/1/24 (d)	1,000,000	1,003,497
Series 2023 A:
5% 7/1/25 (d)	700,000	712,157
5% 7/1/26 (d)	1,100,000	1,136,479
5% 7/1/28 (d)	1,000,000	1,065,560
Utah County Hosp. Rev. Bonds:
Series 2018 B2, 5%, tender 8/1/24 (b)	4,760,000	4,763,021
Series 2020 B1, 5%, tender 8/1/24 (b)	1,515,000	1,523,717
Series 2020 B2, 5%, tender 8/1/26 (b)	2,430,000	2,521,683
Utah Infrastructure Agcy. Series 2021, 3% 10/15/24	500,000	495,394
Vineyard Redev. Agcy. Series 2021, 5% 5/1/24 (Assured Guaranty Muni. Corp. Insured)	675,000	676,650
TOTAL UTAH		19,675,792
Vermont - 0.0%
Vermont Student Assistant Corp. Ed. Ln. Rev.:
Series 2019 A, 5% 6/15/25 (d)	1,300,000	1,317,125
Series 2020 A, 5% 6/15/27 (d)	665,000	690,114
TOTAL VERMONT		2,007,239
Virginia - 2.1%
Arlington County IDA Hosp. Facilities Series 2020, 5% 7/1/24	425,000	426,846
Arlington County Indl. Dev. Auth. Multi-family Hsg. Rev. Series 2023 A, 5% 1/1/26	3,975,000	4,073,916
Charles City County Econ. Dev. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2003 A, 3.95%, tender 5/1/24 (b)(d)	2,250,000	2,248,627
Chesapeake Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Compnay Proj.) Series 2008 A, 3.65%, tender 10/1/27 (b)	4,040,000	4,053,469
Chesapeake Hosp. Auth. Hosp. Facility Rev. Series 2019, 5% 7/1/26	2,000,000	2,082,688
Chesterfield County Series 2015 B, 3% 1/1/26	5,000,000	4,989,616
Fairfax County Redev. & Hsg. Auth. Rev. Bonds (Dominion Square North Proj.) Series 2023, 5%, tender 1/1/28 (b)	170,000	178,102
Fredericksburg Econ. Dev. Auth. Rev. Series 2014, 5% 6/15/24	50,000	50,174
Gloucester County Indl. Dev. Auth. Bonds Series 2003 A, 3.95%, tender 5/1/24 (b)(d)	250,000	249,668
Halifax County Indl. Dev. Auth. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2010 A, 1.65%, tender 5/31/24 (b)	3,000,000	2,979,071
Loudoun County Gen. Oblig. Series 2020 B, 5% 12/1/25	305,000	316,137
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2008 B, 0.75%, tender 9/2/25 (b)	4,000,000	3,736,064
Norfolk Arpt. Auth.:
Series 2021 A:
4% 7/1/24	1,170,000	1,171,953
4% 7/1/25	1,000,000	1,009,983
Series 2021 B, 5% 7/1/24 (d)	400,000	401,100
Southampton County Indl. Bonds (PRTA-Virginia One, LLC Proj.) Series 2023, 4.875%, tender 12/12/24 (b)(d)	18,600,000	18,610,185
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev. Series 2016:
5% 6/15/24	25,000	25,086
5% 6/15/25	20,000	20,376
5% 6/15/26	35,000	36,250
Sussex County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds Series 2003 A, 3.95%, tender 5/1/24 (b)(d)	4,000,000	3,997,560
Virginia Hsg. Dev. Auth. Commonwealth Mtg. Rev. Bonds:
Series 2023 EI, 3.85%, tender 1/1/25 (b)	5,000,000	5,000,032
Series 2023, 3.9%, tender 7/1/25 (b)	6,000,000	6,004,278
Virginia Port Auth. Commonwealth Port Rev. Series 2015:
5% 7/1/28 (Pre-Refunded to 7/1/25 @ 100) (d)	4,230,000	4,318,334
5% 7/1/38 (Pre-Refunded to 7/1/25 @ 100) (d)	500,000	510,441
Virginia Pub. Bldg. Auth. Pub. Facilities Rev.:
Series 2016 C:
5% 8/1/24 (d)	600,000	603,501
5% 8/1/25 (d)	1,000,000	1,022,427
Series 2019 B:
5% 8/1/25 (d)	1,200,000	1,226,913
5% 8/1/26 (d)	2,410,000	2,515,135
Virginia Small Bus. Fing. A Bonds (Pure Salmon Virginia LLC Proj.) Series 2022, 5%, tender 11/15/24 (b)(d)	9,800,000	9,809,637
Wise County Indl. Dev. Auth. Waste & Sewage Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2010 A, 1.2%, tender 5/31/24 (b)	2,075,000	2,058,318
TOTAL VIRGINIA		83,725,887
Washington - 0.9%
King County Hsg. Auth. Rev.:
Series 2019, 4% 11/1/24	135,000	135,497
Series 2020, 3% 6/1/25	275,000	270,205
Series 2021, 3% 12/1/25	825,000	807,358
King County Swr. Rev. Bonds Series 2020 B, 0.875%, tender 1/1/26 (b)	4,925,000	4,569,246
King County Wash Hsg. Auth. Afford (Kirkland Heights Proj.):
Series 2023 A1, 5% 1/1/28	120,000	123,507
Series 2023 A2, 5% 1/1/28	65,000	67,948
Port of Seattle Rev.:
Series 2015 C:
5% 4/1/24 (d)	600,000	600,510
5% 4/1/25 (d)	2,000,000	2,015,349
Series 2016, 5% 2/1/25	290,000	294,595
Series 2018 A, 5% 5/1/27 (d)	2,140,000	2,242,665
Series 2019:
5% 4/1/24 (d)	400,000	400,340
5% 4/1/25 (d)	280,000	283,989
Series 2021 C:
5% 8/1/24 (d)	2,260,000	2,271,258
5% 8/1/25 (d)	390,000	397,614
5% 8/1/29 (d)	645,000	697,103
Series 2021, 5% 9/1/24 (d)	1,080,000	1,087,227
Series 2022 B:
5% 8/1/24 (d)	1,420,000	1,427,074
5% 8/1/25 (d)	1,335,000	1,361,062
5% 8/1/26 (d)	835,000	863,568
Seattle Hsg. Auth. Rev.:
(Juniper Apts. Proj.) Series 2023, 5% 6/1/27	650,000	673,241
(Northgate Plaza Proj.) Series 2021, 1% 6/1/26	1,740,000	1,627,853
Skagit County Wash Pub. Hosp. District Series 2016, 4% 12/1/26	1,300,000	1,296,486
Tacoma Elec. Sys. Rev. Series 2017:
5% 1/1/25	25,000	25,378
5% 1/1/26	35,000	36,362
Univ. of Washington Univ. Revs. Series 2020 C, 5% 4/1/26	1,000,000	1,045,960
Washington Gen. Oblig.:
Series 2015 E, 5% 7/1/25	2,230,000	2,264,674
Series 2016 B, 5% 7/1/25	1,075,000	1,103,931
Series R 2020 A, 5% 1/1/25	250,000	254,028
Washington Health Care Facilities Auth. Rev.:
(Virginia Mason Med. Ctr. Proj.) Series 2017:
5% 8/15/25	205,000	207,834
5% 8/15/26	115,000	117,660
5% 8/15/27	50,000	51,823
Series 2015 B, 5% 8/15/27	1,500,000	1,531,338
Series 2015:
5% 7/1/24	1,250,000	1,254,453
5% 7/1/27	1,250,000	1,270,078
Washington Hsg. Fin. Commission Series 2021 2N, 5% 6/1/25	945,000	963,887
Washington Hsg. Fin. Commission Multi-family Hsg. Rev. Bonds (Ardea At Totem Lake Apts. Proj.) Series 2023, 5%, tender 2/1/27 (b)	805,000	829,500
TOTAL WASHINGTON		34,470,601
West Virginia - 0.2%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds:
(Allegheny Metallurgical Proj.) Series 2023, 4.75%, tender 8/1/24 (b)(d)	5,700,000	5,705,858
(Appalachian Pwr. Co. Amos Proj.):
Series 2010 A, 0.625%, tender 12/15/25 (b)	2,000,000	1,854,418
Series 2015 A, 2.55%, tender 4/1/24 (b)	225,000	224,558
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2016 A, 5% 6/1/24	1,490,000	1,494,799
TOTAL WEST VIRGINIA		9,279,633
Wisconsin - 1.6%
Blue Ridge Healthcare Pub. Fin. Auth. Series 2020 A, 5% 1/1/25	300,000	303,044
Clayton Town Series 2021 B, 2% 6/1/26	2,000,000	1,908,713
Dunn County Gen. Oblig. Series 2021 A, 0.25% 10/1/24	1,155,000	1,123,389
Fort Atkinson Jefferson County Series 2024 A, 5% 12/1/24 (f)	2,500,000	2,506,090
Milwaukee County Arpt. Rev. Series 2023 A, 5% 12/1/24 (d)	700,000	705,827
Milwaukee Gen. Oblig.:
Series 2015 N2, 4% 3/15/24	2,545,000	2,545,034
Series 2016, 2% 3/1/27	1,610,000	1,521,445
Series 2018 N4, 5% 4/1/25	1,130,000	1,146,097
Series 2023 N3, 5% 4/1/24 (Assured Guaranty Muni. Corp. Insured)	3,000,000	3,002,804
PMA Levy & Aid Anticipation Nts Prog.:
Series 2023 A, 5% 6/28/24	7,600,000	7,636,953
Series 2023 B, 5% 9/25/24	2,000,000	2,014,784
Pub. Fin. Auth. Health Care Sys. Rev. Series 2023 A, 5% 10/1/24	2,375,000	2,398,118
Pub. Fin. Auth. Hosp. Rev.:
(Renown Reg'l. Med. Ctr. Proj.) Series 2015 A, 5% 6/1/24	2,000,000	2,004,641
Series 2020 A:
5% 6/1/24	675,000	676,566
5% 6/1/25	375,000	380,664
5% 6/1/26	515,000	528,850
Pub. Fin. Auth. Solid Waste Bonds (Waste Mgmt., Inc. Proj.) Series 2017 A2, 4.1%, tender 5/1/24 (b)(d)	3,750,000	3,748,765
Pub. Fin. Auth. Wis Pollutionc Bonds (Duke Energy Progress Proj.) Series 2022 A, 3.3%, tender 10/1/26 (b)	2,000,000	1,989,025
Racine Unified School District Series 2021:
2% 4/1/24	475,000	474,129
2% 4/1/25	600,000	587,474
Wisconsin Gen. Oblig. Series 2022 A, 3.66% 5/1/25 (b)	3,000,000	2,983,435
Wisconsin Health & Edl. Facilities:
Bonds:
Series 2018 B, 5%, tender 1/29/25 (b)	355,000	359,225
Series 2020 B1, 5%, tender 2/15/25 (b)	3,500,000	3,507,889
Series 2014, 5% 5/1/26 (Pre-Refunded to 5/1/24 @ 100)	800,000	802,007
Series 2018, 5% 4/1/26	195,000	202,281
Series 2019 A:
5% 12/1/24	100,000	101,155
5% 12/1/25	125,000	128,276
5% 12/1/26	200,000	208,602
5% 11/15/28	285,000	313,878
Wisconsin Health & Edl. Facilities Auth. Series 2014 A:
5% 12/1/24	775,000	781,694
5% 12/1/26	2,175,000	2,188,667
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Forensic Science and Protective Medicine Collaboration, Inc. Proj.) Series 2024, 5% 8/1/27 (f)	5,675,000	5,813,976
Bonds Series 2018 C3, 5%, tender 6/24/26 (b)	3,825,000	3,957,426
Series 2021 B:
4% 9/15/24	200,000	199,097
4% 9/15/26	220,000	215,798
Series 2022, 5% 10/1/25	3,635,000	3,730,739
Wisconsin Hsg. & Econ. Dev. Auth. Series 2021 C, 3% 9/1/52	310,000	300,017
Wisconsin Hsg. & Econ. Dev. Auth. Hsg. Rev. Bonds:
Series 2021 C:
0.61%, tender 5/1/24 (b)	150,000	148,917
0.81%, tender 5/1/25 (b)	200,000	191,205
Series 2023 E, 3.875%, tender 5/1/27 (b)	985,000	985,958
TOTAL WISCONSIN		64,322,654
Wyoming - 0.1%
Laramie County Hosp. Rev. (Cheyenne Reg'l. Med. Ctr. Proj.) Series 2021, 4% 5/1/25	260,000	262,023
Sublette County Wyo Hosp. District Series 2023 A, 5% 6/15/26	2,000,000	2,002,604
Wyoming Cmnty. Dev. Auth. Hsg. Rev. Series 2022 1, 3.5% 6/1/52	1,355,000	1,330,482
TOTAL WYOMING		3,595,109
TOTAL MUNICIPAL BONDS (Cost $2,331,384,779)		2,318,729,971

Municipal Notes - 22.1%
	Principal Amount (a)	Value ($)
Alabama - 0.9%
Black Belt Energy Gas District Participating VRDN Series XF 30 73, 3.54% 3/7/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(g)(h)	6,800,000	6,800,000
Health Care Auth. for Baptist Health Series 2013 B, 4.66% 3/8/27, VRDN (b)	15,908,000	15,908,000
Walker County Econ. & Indl. Dev. Auth. Solid Waste Disp. Rev. (Alabama Pwr. Co. Plant Gorgas Proj.):
Series 2007, 3.9% 3/1/24, VRDN (b)(d)	900,000	900,000
Series 2023, 3.9% 3/1/24, VRDN (b)(d)	10,130,000	10,130,000
Wilsonville Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Gaston Plant Proj.) Series 2008, 3.9% 3/1/24, VRDN (b)(d)	1,940,000	1,940,000
TOTAL ALABAMA		35,678,000
Arizona - 0.1%
Arizona St Indl. Dev. Auth. Multi Participating VRDN Series XF 31 74, 3.61% 3/7/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)	1,025,000	1,025,000
Mizuho Floater / Residual Trust V Participating VRDN Series Floater 91 57, 3.61% 4/4/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)	1,500,000	1,500,000
TOTAL ARIZONA		2,525,000
Arkansas - 0.1%
Lowell Ark Indl. Dev. Series 1996, 3.38% 3/7/24, VRDN (b)(d)	5,800,000	5,800,000
California - 1.1%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2023 A, 3.25% 3/1/24, LOC Barclays Bank PLC, VRDN (b)	5,000,000	5,000,000
California Health Facilities Fing. Auth. Rev. Participating VRDN Series MS 3389, 3.64% 3/7/24 (Liquidity Facility Toronto-Dominion Bank) (b)(g)(h)	2,600,000	2,600,000
California Hsg. Fin. Agcy. Ltd. Obl Participating VRDN Series XF 31 27, 3.61% 3/7/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)	1,500,000	1,500,000
California Muni. Fin. Auth. Rev. (Chevron U.S.A., Inc. Proj.) Series 2010 A, 3.13% 3/1/24, VRDN (b)	5,945,000	5,945,000
California Statewide Cmntys. Dev. Auth. Hosp. Rev. Series 2024, 3.6% 5/15/24, CP	1,300,000	1,300,120
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. Participating VRDN:
Series Floater MIZ 91 13, 3.61% 4/4/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)(i)	1,600,000	1,600,000
Series MIZ 91 21, 4.1% 3/1/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(d)(g)(h)	2,000,000	2,000,000
Series MIZ 91 22, 4.1% 3/1/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(d)(g)(h)	4,630,000	4,630,000
Los Angeles Cmnty. Redev. Agcy. Multi-family Hsg. Rev. Participating VRDN:
Series 2022 MIZ 90 89, 4.1% 3/1/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(d)(g)(h)	4,325,000	4,325,000
Series 2022 MIZ 90 90, 4.1% 3/1/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(d)(g)(h)	4,550,000	4,550,000
Mizuho Floater / Residual Trust V Participating VRDN:
Series Floater MIZ 90 97, 3.61% 3/7/24, LOC Mizuho Cap. Markets LLC (b)(g)(h)	1,500,000	1,500,000
Series Floater MIZ 91 62, 3.61% 4/4/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)	1,000,000	1,000,000
Riverside County Gen. Oblig. TRAN Series 2023, 5% 6/28/24	3,000,000	3,017,672
Ubs Arps Tob Trust Participating VRDN Series 2023, 3.44% 3/7/24 (b)(g)(h)	5,962,000	5,962,000
TOTAL CALIFORNIA		44,929,792
Colorado - 0.0%
Colorado Edl. & Cultural Facilities Auth. Rev. (Mesivta of Greater Los Angeles Proj.) Series 2005, 3.59% 3/7/24, LOC Deutsche Bank AG, VRDN (b)	580,000	580,000
Colorado Health Facilities Auth. Rev. Bonds Participating VRDN Series XM 10 61, 3.54% 3/7/24 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	1,400,000	1,400,000
TOTAL COLORADO		1,980,000
Connecticut - 0.4%
Connecticut Hsg. Fin. Auth. Series 2022 A4, 3.54% 3/7/24, VRDN (b)	10,000,000	9,974,843
Danbury Gen. Oblig. BAN Series 2024, 5% 9/24/24 (e)	4,750,000	4,784,844
West Haven Gen. Oblig. BAN Series 2024, 5% 2/13/25 (Build America Mutual Assurance Insured)	1,750,000	1,769,633
TOTAL CONNECTICUT		16,529,320
Florida - 1.7%
Broward County School District TAN Series 2023, 5% 6/28/24	5,100,000	5,126,644
Florida Ins. Assistance Interlo Series 2023 A2, 3.79% 3/7/24 (Liquidity Facility Florida Gen. Oblig.), VRDN (b)	12,300,000	12,300,000
Highlands County Health Facilities Auth. Rev. Series 2012 I4, 3.25% 3/7/24, VRDN (b)	5,700,000	5,700,000
Jacksonville Health Care Series 2023, 3.95% 4/10/24, CP	500,000	500,143
Jacksonville Health Care Facilities:
Series 2019 D, 3.24% 3/7/24, VRDN (b)	200,000	200,000
Series 2019 E, 3.24% 3/7/24, VRDN (b)	800,000	800,000
Lee Memorial Health Sys. Hosp. Rev. Series 2019 B, 3.83% 3/8/27, VRDN (b)	22,300,000	22,300,000
Miami Dade County Hsg. Multifamily Hsg. Rev. Participating VRDN Series Floater MIZ 90 87, 3.61% 4/4/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)(i)	920,000	920,000
Miami-Dade County Aviation Rev. Series 2024, 3.45% 5/7/24, LOC Bank of America NA, CP (d)	2,000,000	1,999,011
Miami-Dade County School District TAN Series 2023, 5% 6/18/24	9,800,000	9,845,586
Pasco County Fla Hosp. Rev. Participating VRDN Series XM 11 55, 3.27% 3/7/24 (Liquidity Facility Royal Bank of Canada) (b)(g)(h)	10,530,000	10,530,000
TOTAL FLORIDA		70,221,384
Georgia - 0.9%
Atlanta Arpt. Rev. Series 2024 O2, 3.45% 4/2/24, LOC JPMorgan Chase Bank, CP (d)	5,192,000	5,190,749
Bartow County Dev. Auth. (Georgia Pwr. Co. Plant Bowen Proj.) Series 2022, 3.9% 3/1/24, VRDN (b)(d)	2,800,000	2,800,000
Buford Hsg. Auth. Multifamily Participating VRDN Series XF 31 18, 3.61% 3/7/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)	1,600,000	1,600,000
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.) Series 2012, 3.9% 3/1/24, VRDN (b)(d)	11,800,000	11,800,000
Cobb County School District TAN Series 2024, 4% 12/16/24	5,000,000	5,027,263
Georgia Muni. Elec. Auth. Pwr. Rev. Series 2024 B, 3.45% 6/5/24, LOC TD Banknorth, NA, CP	11,700,000	11,700,986
TOTAL GEORGIA		38,118,998
Hawaii - 0.1%
Hawaii Arpts. Sys. Rev. Participating VRDN Series XG 03 86, 3.54% 3/7/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(d)(g)(h)	2,200,000	2,200,000
Idaho - 0.0%
Idaho Hsg. & Fin. Assoc. Single Family Mtg. Series A, 3.42% 3/7/24 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)	330,000	330,000
Illinois - 0.4%
Illinois Edl. Facilities Auth. Rev. Series 2023, 3.7% 4/3/24, CP	12,300,000	12,301,360
Illinois Hsg. Dev. Auth. Multifamily Rev. Series 2024 A, 3.24% 3/7/24 (Liquidity Facility Fed. Home Ln. Bank Chicago), VRDN (b)	4,000,000	4,000,000
Reg'l. Transn Auth. Extend Series 2005 B, 4.15% 3/7/24, VRDN (b)	640,000	640,000
TOTAL ILLINOIS		16,941,360
Indiana - 0.6%
Indiana Fin. Auth. Exempt Facilities Rev. Bonds Series MS 00 22, 3.74%, tender 3/7/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(d)(g)(h)	15,900,000	15,900,000
Indiana Univ. Student Fee Revs. Series 2024:
3.55% 5/29/24, CP	2,800,000	2,800,326
3.55% 6/5/24, CP	3,500,000	3,500,439
TOTAL INDIANA		22,200,765
Iowa - 0.3%
Louisa County Poll. Cont. Rev. Series 1994, 3.35% 3/6/24, VRDN (b)	11,500,000	11,500,000
Kansas - 0.3%
Burlington Envir. Impt. Rev. (Kansas City Pwr. and Lt. Co. Proj.) Series 2007 A, 3.5% 3/7/24, VRDN (b)	5,000,000	5,000,000
Wichita Gen. Oblig. BAN Series 2023, 5% 10/15/24	5,000,000	5,050,240
TOTAL KANSAS		10,050,240
Kentucky - 0.8%
Kentucky Econ. Dev. Fin. Auth. (Catholic Health Initiatives Proj.) Series C, 3.6% 3/7/24, VRDN (b)	13,100,000	13,100,000
Louisville & Jefferson County Reg'l. Arpt. Auth. Spl. Facilities Rev. (UPS Worldwide Forwarding, Inc. Proj.):
Series 1999 A, 3.75% 3/1/24, VRDN (b)(d)	500,000	500,000
Series 1999 B, 3.9% 3/1/24, VRDN (b)(d)	3,600,000	3,600,000
Meade County Indl. Bldg. Rev. (Nucor Steel Brandenburg Proj.):
Series 2020 A1, 4.33% 3/1/24, VRDN (b)(d)	6,820,000	6,820,000
Series 2020 B1, 4.33% 3/1/24, VRDN (b)(d)	7,000,000	7,000,000
TOTAL KENTUCKY		31,020,000
Louisiana - 0.7%
Louisiana Pub. Facilities Auth. Rev. (Christus Health Proj.) Series 2009 B1, 3.22% 3/7/24, LOC Sumitomo Mitsui Trust Bank Ltd., VRDN (b)	3,000,000	3,000,000
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 A1, 3.79% 3/7/24, VRDN (b)	24,220,000	24,220,000
TOTAL LOUISIANA		27,220,000
Maryland - 0.3%
Baltimore County Gen. Oblig. Participating VRDN Series 2022 032, 3.59% 4/11/24 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	1,600,000	1,600,000
Integrace Obligated Group Participating VRDN Series 2022 024, 3.59% 4/11/24 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	3,700,000	3,700,000
Montgomery County Hsg. Opportunity Commission Single Family Mtg. Rev. Series 2018 B, 3.33% 3/7/24, LOC PNC Bank NA, VRDN (b)(d)	5,000,000	5,000,000
TOTAL MARYLAND		10,300,000
Massachusetts - 0.2%
Massachusetts Dev. Fin. Agcy. Rev. Series 2024 E1, 2.85% 3/1/24 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	8,500,000	8,500,000
Michigan - 0.1%
Michigan Fin. Auth. Rev. RAN Series 2023 A1, 5% 7/22/24	5,000,000	5,031,269
Minnesota - 0.0%
Univ. of Minnesota Gen. Oblig. Series 2024 F, 3.55% 3/12/24, CP	1,200,000	1,200,037
Mississippi - 0.4%
Mississippi Bus. Fin. Corp. Mississippi Pwr. Co. Proj.) Series 2022, 3.7% 3/1/24, VRDN (b)(d)	13,600,000	13,600,000
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Mississippi Pwr. Co. Proj.) Series 1995, 3.85% 3/1/24, VRDN (b)(d)	1,100,000	1,100,000
TOTAL MISSISSIPPI		14,700,000
Missouri - 0.1%
Kansas City Indl. Dev. Auth. Participating VRDN Series XM 11 08, 4% 3/1/24 (Liquidity Facility JPMorgan Chase Bank) (b)(d)(g)(h)	3,650,000	3,650,000
Mizuho Floater / Residual Trust V Participating VRDN Series Floater MIZ 91 53, 3.61% 4/4/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)	1,700,000	1,700,000
TOTAL MISSOURI		5,350,000
Nebraska - 0.1%
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev. Series B, 3.2% 3/7/24 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(d)	4,400,000	4,400,000
New Jersey - 1.3%
Clifton Gen. Oblig. BAN Series 2023, 5% 11/26/24	8,800,000	8,900,242
Essex County Impt. Auth. BAN (Essex County Family Court Bldg. Proj.) Series 2023, 5% 7/3/24	10,285,000	10,340,689
Hazlet Township NJ BAN Series 2023, 5% 11/8/24	4,000,000	4,041,117
Hudson County Impt. Auth. Rev. BAN (Local Unit Ln. Prog.) Series 2023 B1, 5% 7/24/24	3,000,000	3,018,764
Manasquan N J BAN Series 2023, 5% 10/3/24	2,400,000	2,420,679
Monmouth County Impt. Auth. Rev. BAN Series 2024, 4% 3/14/25 (f)	2,000,000	2,015,445
New Jersey Hsg. & Mtg. Fin. Agcy. Multi-family Rev. Participating VRDN Series Floater 2024, 3.49% 4/4/24 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	5,000,000	5,000,000
Newark Gen. Oblig. BAN Series 2023 B, 5% 9/27/24	5,000,000	5,024,347
Ridgewood Gen. Oblig. BAN Series 2023 B, 5% 10/11/24	6,041,000	6,091,370
Trenton Gen. Oblig. BAN Series 2023, 6% 5/31/24	5,000,000	5,028,572
TOTAL NEW JERSEY		51,881,225
New Mexico - 0.1%
New Mexico St Hosp. Equip. Ln. Co. Participating VRDN Series 2022 034, 3.59% 4/11/24 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	2,025,000	2,025,000
New York - 1.7%
Albany City School District BAN Series 2023 B, 4.75% 6/27/24	3,400,000	3,413,919
Battery Park City Auth. Rev. Series 2019 D1, 3.25% 3/7/24 (Liquidity Facility TD Banknorth, NA), VRDN (b)	800,000	800,000
Cobleskill-Rchmndvl Central School District BAN Series 2023, 4.75% 6/21/24	3,500,000	3,512,569
Liberty Dev. Corp. Rev. Participating VRDN Series MS 1207, 3.59% 3/7/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(g)(h)	1,100,000	1,100,000
Lowville N Y BAN Series 2023 A, 4.625% 8/22/24	2,750,000	2,750,789
New York City Gen. Oblig.:
Series 2006, 3% 3/1/24 (Assured Guaranty Muni. Corp. Insured), VRDN (b)	4,000,000	4,000,000
Series 2021 3, 3.5% 3/8/24, VRDN (b)	7,425,000	7,425,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2016 AA2, 3.42% 3/1/24 (Liquidity Facility Bank of America NA), VRDN (b)	2,000,000	2,000,000
Series 2017 BB, 3.35% 3/1/24 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	3,000,000	3,000,000
New York City Transitional Fin. Auth. Participating VRDN Series XG 05 24, 3.27% 3/7/24 (Liquidity Facility Wells Fargo Bank NA) (b)(g)(h)	765,000	765,000
New York Metropolitan Trans. Auth. Rev. Participating VRDN:
Series XF 13 21, 3.56% 3/7/24 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	1,095,000	1,095,000
Series XF 13 55, 3.56% 3/7/24 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	2,400,000	2,400,000
New York State Hsg. Fin. Agcy. Rev. Participating VRDN Series Floater 2022 007, 3.69% 4/11/24 (Liquidity Facility Barclays Bank PLC) (b)(d)(g)(h)	23,500,000	23,500,000
Palmyra-Macedon Central School District BAN Series 2023, 4.75% 6/13/24	2,330,000	2,338,624
Triborough Bridge & Tunnel Auth. BAN Series 2022 A, 5% 8/15/24	10,000,000	10,074,801
Village of Ilion BAN Series 2023, 5.125% 5/10/24	1,645,000	1,645,767
TOTAL NEW YORK		69,821,469
North Carolina - 0.3%
Hertford County Indl. Facilities Poll. Cont. Fing. Auth. Series 2000 B, 4.2% 3/7/24, VRDN (b)(d)	9,100,000	9,100,000
Univ. of North Carolina Hosp. at Chapel Hill Rev. Series 2003 A, 3.2% 3/7/24 (Liquidity Facility Bank of America NA), VRDN (b)	3,390,000	3,390,000
TOTAL NORTH CAROLINA		12,490,000
North Dakota - 0.3%
Basin Elec. Pwr. Coop. Series 2024:
3.55% 5/2/24 (Liquidity Facility Nat'l. Rural Utils. Coop. Fin. Corp.), CP	7,300,000	7,299,282
3.82% 3/6/24 (Liquidity Facility Nat'l. Rural Utils. Coop. Fin. Corp.), CP	5,000,000	5,000,024
TOTAL NORTH DAKOTA		12,299,306
Ohio - 0.4%
Ashland Gen. Oblig. BAN Series 2023, 4.875% 8/22/24	1,100,000	1,105,507
Elyria Gen. Oblig. BAN Series 2023, 4.5% 6/27/24	1,080,000	1,082,654
Lorain County Gen. Oblig. BAN Series 2023 B, 5% 12/7/24	1,025,000	1,035,135
Marion Local School District BAN Series 2023, 5.125% 6/3/24	4,500,000	4,508,253
Ohio Hosp. Rev.:
Series 2013 B, 3.77% 3/8/27, VRDN (b)	4,995,000	4,995,000
Series 2021 B, 3.54% 3/1/24, VRDN (b)	3,000,000	3,000,000
TOTAL OHIO		15,726,549
Oklahoma - 0.2%
Oklahoma Dev. Fin. Auth. Health Sys. Rev. Series 2020 B, 3.88% 3/8/27, VRDN (b)	7,175,000	7,175,000
Steele Duncan Plaza, LLC Participating VRDN Series MIZ 91 03, 3.61% 4/4/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)(i)	1,300,000	1,300,000
TOTAL OKLAHOMA		8,475,000
Oregon - 0.1%
Oregon St Dept. Trans. Rev. Series 2023 A2, 3.55% 3/7/24, LOC Bank of Montreal, CP	2,000,000	2,000,067
Pennsylvania - 1.5%
Central Bradford Progress Auth. Rev. Series 2021 D, 3.86% 3/7/24, VRDN (b)	6,245,000	6,245,000
Montgomery County Higher Ed. & Health Auth. Rev. Series 2018 D, 3.99% 3/8/27, VRDN (b)	6,700,000	6,700,000
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. Series 2009 B, 4.45% 3/7/24, LOC MUFG Bank Ltd., VRDN (b)	5,000,000	5,000,000
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2019, 3.24% 3/7/24, LOC The Toronto-Dominion Bank, VRDN (b)	6,000,000	6,000,000
Series 2023 B, 3.24% 3/7/24, LOC TD Banknorth, NA, VRDN (b)	4,800,000	4,800,000
Philadelphia Auth. for Indl. Dev. Series 2017 B, 4% 3/8/27, VRDN (b)	7,895,000	7,895,000
Philadelphia School District TRAN Series 2023 A, 5% 6/28/24	24,800,000	24,908,349
TOTAL PENNSYLVANIA		61,548,349
Rhode Island - 0.2%
East Providence Gen. Oblig. TAN Series 2024, 4% 7/31/24	8,000,000	8,018,894
South Carolina - 0.3%
South Carolina Jobs-Econ. Dev. Auth. Series 2018 C, 3.92% 3/8/27, VRDN (b)	600,000	600,000
South Carolina Pub. Svc. Auth. Rev.:
Series 2023 A, 3.7% 3/5/24, LOC Barclays Bank PLC, CP	9,000,000	9,000,458
Series 2024 A, 3.58% 6/5/24, LOC Barclays Bank PLC, CP	3,000,000	2,999,546
Series 2024 B, 3.55% 3/7/24, LOC Barclays Bank PLC, CP	578,000	578,016
TOTAL SOUTH CAROLINA		13,178,020
Tennessee - 1.0%
Chattanooga Health Ed. & Hsg. Facility Board Rev. (Catholic Health Initiatives Proj.) Series C, 3.65% 3/7/24, VRDN (b)	4,700,000	4,700,000
Greeneville Health & Edl. Facilities Board Series 2018 B, 3.25% 3/7/24, LOC U.S. Bank NA, Cincinnati, VRDN (b)	800,000	800,000
Metropolitan Govt. Nashville & Davidson County Wtr. & Swr. Sys. Rev. Series 2024 A, 3.6% 5/6/24, LOC TD Banknorth, NA, CP	7,700,000	7,699,881
Mizuho Floater / Residual Trust V Participating VRDN Series Floater MIZ 91 63, 3.61% 4/4/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)	1,300,000	1,300,000
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Series 2024, 3.55% 5/9/24 (Liquidity Facility Bank of America NA), CP	11,200,000	11,198,761
Tennessee Gen. Oblig.:
Series 2023 A, 3.82% 4/4/24 (Liquidity Facility Tennessee Consldatd Retire Sys.), CP	2,925,000	2,925,188
Series 2024 A, 3.72% 5/8/24 (Liquidity Facility Tennessee Consldatd Retire Sys.), CP	12,400,000	12,399,700
TOTAL TENNESSEE		41,023,530
Texas - 4.5%
Arlington Higher Ed. Fin. Corp. Participating VRDN Series 2021 MS 00 02, 3.64% 3/7/24 (b)(g)(h)	12,570,000	12,570,000
Brazos County Tex Hsg. Fin. Corp. M Participating VRDN Series XF 31 29, 3.61% 3/7/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)	1,300,000	1,300,000
Ep Machuca Lp Participating VRDN Series MIZ 91 04, 3.61% 4/4/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)(i)	1,900,000	1,900,000
Garland Series 2024, 3.58% 4/23/24, LOC Barclays Bank PLC, CP	3,000,000	3,000,210
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. Series 2024 B, 3.77% 3/7/24, VRDN (b)	10,000,000	10,000,000
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
Series 2024 B1, 3.52% tender 6/3/24, CP mode	4,000,000	3,999,902
Series 2024 B3, 3.4% tender 5/3/24, CP mode	1,600,000	1,600,091
Harris County Gen. Oblig.:
Series 2023 D, 3.77% 3/4/24 (Liquidity Facility JPMorgan Chase Bank), CP	3,140,000	3,140,110
Series 2024 C, 3.4% 3/4/24, LOC Sumitomo Mitsui Banking Corp., CP	1,550,000	1,549,997
Series 2024 D, 3.65% 3/4/24 (Liquidity Facility JPMorgan Chase Bank), CP	9,800,000	9,800,263
Series 2024, 3.6% 3/20/24, LOC PNC Bank NA, CP	14,620,000	14,619,937
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Series 2024 A:
3.5% 5/24/24, CP	4,800,000	4,799,900
3.52% 5/1/24, CP	1,480,000	1,479,976
Houston Higher Ed. Fing. Corp. Series 2024, 3.6% 7/16/24, CP	915,000	915,123
Houston Util. Sys. Rev. Series 2021 C, 3.42% 3/7/24, LOC Barclays Bank PLC, VRDN (b)	10,070,000	10,070,000
Lower Colorado River Auth. Rev. Series 2024 B, 3.5% 3/28/24, LOC State Street Bank & Trust Co., Boston, CP	7,020,000	7,019,998
Mizuho Floater / Residual Trust V Participating VRDN Series MIZ 91 24, 3.61% 4/4/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)(i)	11,100,000	11,100,000
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 4.05% 3/1/24, VRDN (b)	4,300,000	4,300,000
Series 2004, 3.54% 3/7/24, VRDN (b)(d)	27,215,000	27,215,000
Series 2010 C, 3.95% 3/1/24, VRDN (b)	1,900,000	1,900,000
Series 2010 D, 3.52% 3/7/24, VRDN (b)	1,200,000	1,200,000
San Antonio Elec. & Gas Sys. Rev. Series 2024 A, 3.5% 10/18/24 (Liquidity Facility Bank of America NA), CP	14,000,000	13,999,006
San Antonio Wtr. Sys. Rev. Participating VRDN Series XF 14 47, 3.27% 3/7/24 (Liquidity Facility Bank of America NA) (b)(g)(h)	2,000,000	2,000,000
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. Series 2012 B, 3.3% 3/7/24, VRDN (b)	11,550,000	11,550,000
Texas A&M Univ. Rev. Series 2023 B, 3.65% 4/4/24, CP	6,719,000	6,719,772
Univ. of Texas Permanent Univ. Fund Rev. Series 2023 A:
3.45% 3/5/24, CP	5,000,000	5,000,189
3.45% 3/7/24, CP	8,500,000	8,500,285
TOTAL TEXAS		181,249,759
Utah - 0.1%
Salt Lake City Arpt. Rev. Participating VRDN Series XM 11 07, 4% 3/1/24 (Liquidity Facility JPMorgan Chase Bank) (b)(d)(g)(h)	2,495,000	2,495,000
Virginia - 0.1%
Nat'l. Sr. Campuses Participating VRDN Series 2022 028, 3.59% 4/11/24 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	3,600,000	3,600,000
West Virginia - 0.1%
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2018 E, 3.85% 3/8/27, VRDN (b)	3,695,000	3,695,000
Wyoming - 0.3%
Lincoln County Envir. (PacifiCorp Proj.) Series 1995, 4.1% 3/7/24, VRDN (b)(d)	7,200,000	7,200,000
Lincoln County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 4% 3/6/24, VRDN (b)	700,000	700,000
Sweetwater County Env Imp Rev. (Pacificorp Proj.) Series 1995, 4.1% 3/1/24, VRDN (b)(d)	1,100,000	1,100,000
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 4% 3/6/24, VRDN (b)	3,300,000	3,300,000
TOTAL WYOMING		12,300,000
TOTAL MUNICIPAL NOTES (Cost $888,443,795)		888,553,333

Municipal Bond Funds - 5.0%
	Shares	Value ($)
JPMorgan Ultra-Short Municipal Income ETF (Cost $198,452,961)	3,918,298	199,088,721

Short-Term Funds - 7.5%
	Shares	Value ($)
Federated Hermes Municipal Ultrashort Fund Institutional Shares	6,271,721	62,466,343
Vanguard Short-Term Tax-Exempt Fund Admiral Shares	15,104,351	237,893,498
TOTAL SHORT-TERM FUNDS (Cost $303,634,617)		300,359,841

Money Market Funds - 7.0%
	Principal Amount (a)	Value ($)
Fidelity Investments Money Market Government Portfolio Institutional Class 5.24% (j)(k)	209,718,842	209,718,842
Fidelity Municipal Cash Central Fund 3.30% (l)(m)	12,689,702	12,692,240
Fidelity SAI Municipal Money Market Fund 3.3% (j)(k)	53,302,231	53,318,221
State Street Institutional U.S. Government Money Market Fund Premier Class 5.28% (j)	5,024,279	5,024,279
TOTAL MONEY MARKET FUNDS (Cost $280,732,012)		280,753,582

TOTAL INVESTMENT IN SECURITIES - 99.4% (Cost $4,002,648,164)	3,987,485,448
NET OTHER ASSETS (LIABILITIES) - 0.6%	25,940,403
NET ASSETS - 100.0%	4,013,425,851

Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
ETF	-	EXCHANGE-TRADED FUND
RAN	-	REVENUE ANTICIPATION NOTE
TAN	-	TAX ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $52,938,335 or 1.3% of net assets.

(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	Provides evidence of ownership in one or more underlying municipal bonds.
(h)	Coupon rates are determined by re-marketing agents based on current market conditions.
(i)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $16,820,000 or 0.4% of net assets.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(k)	Affiliated Fund
(l)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(m)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. Participating VRDN Series Floater MIZ 91 13, 3.61% 4/4/24 (Liquidity Facility Mizuho Cap. Markets LLC)	11/16/22	1,600,000

Ep Machuca Lp Participating VRDN Series MIZ 91 04, 3.61% 4/4/24 (Liquidity Facility Mizuho Cap. Markets LLC)	8/05/22	1,900,000

Miami Dade County Hsg. Multifamily Hsg. Rev. Participating VRDN Series Floater MIZ 90 87, 3.61% 4/4/24 (Liquidity Facility Mizuho Cap. Markets LLC)	1/27/22	920,000

Mizuho Floater / Residual Trust V Participating VRDN Series MIZ 91 24, 3.61% 4/4/24 (Liquidity Facility Mizuho Cap. Markets LLC)	1/27/23	11,100,000

Steele Duncan Plaza, LLC Participating VRDN Series MIZ 91 03, 3.61% 4/4/24 (Liquidity Facility Mizuho Cap. Markets LLC)	8/11/22	1,300,000

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Municipal Cash Central Fund 3.30%	29,067,000	330,107,000	346,482,000	546,349	240	-	12,692,240	0.6%
Total	29,067,000	330,107,000	346,482,000	546,349	240	-	12,692,240

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Investments Money Market Government Portfolio Institutional Class 5.24%	190,771,386	369,163,186	350,215,730	7,507,472	-	-	209,718,842
Fidelity SAI Municipal Money Market Fund 3.30%	156,886,839	10,772,386	114,338,987	2,618,834	31,120	(33,137)	53,318,221
	347,658,225	379,935,572	464,554,717	10,126,306	31,120	(33,137)	263,037,063

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Bonds and Municipal Notes are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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